UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SunAmerica Income Funds

(Exact name of registrant as specified in charter)

Harborside 5,

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1.    Reports to Stockholders

SEMI-ANNUAL REPORT 2020

SUNAMERICA

Income Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

aig.com/funds

Shareholder Letter — (unaudited)

Dear Shareholders,

All of us at AIG and SunAmerica Asset Management, along with our Fund subadvisers, hope this semi-annual report finds you and yours safe and well during these challenging times.

As the COVID-19 pandemic continues to evolve, know that we remain focused on serving our Fund shareholders. As such, we are pleased to present this semi-annual update for the SunAmerica Income Funds (the “Income Funds”) for the six-month period ended September 30, 2020. From a broad perspective, it was a period wherein fixed income market performance was positive, primarily driven by economic growth expectations, central bank monetary policy and geopolitical events, including the persistence of COVID-19. For the semi-annual period overall, the Bloomberg Barclays U.S. Aggregate Bond Index*, a broad measure of the U.S. fixed income market, returned 3.53%.

In the second quarter of 2020, when the semi-annual period began, global fixed income sectors generated positive returns. Political tensions were a focal point, with U.S.-China disputes reigniting, a wave of racial justice protests engulfing the U.S., and Brexit** uncertainty increasing. Global government bond yields were largely range-bound near record lows across most developed markets, supported by extremely accommodative central bank purchase programs and amplified policy responses to the pandemic and its impact on the economy and the financial markets. For example, the U.S. Federal Reserve (the “Fed”) announced a trillion-dollar lending program, which includes high yield bonds. The European Central Bank (“ECB”) announced more generous terms for its targeted longer-term refinancing operations. The Bank of England (“BOE”) announced an extension of the U.K. government’s overdraft facility and increased its bond purchases. All that said, global government bond yield curves, or maturity spectrums, steepened†, as short-term yields declined in the U.S. and the U.K. In fact, U.K. government bond yields dipped into negative territory after the BOE indicated negative rates could form part of a range of actions it might take should downside risks materialize. Most non-government bond sectors outperformed U.S. Treasuries and other sovereign bonds during the second calendar quarter. Fixed income credit sectors - both investment grade and high yield - performed especially strongly, as countries began to gradually emerge from lockdowns, vaccine developments progressed and asset purchases by the Fed commenced through its credit facilities. Emerging markets debt was also a particularly strong sector during the quarter, as emerging market central banks rapidly cut policy rates, with some banks also initiating unconventional policies, including forms of quantitative easing.

Global government bond yields ended the third quarter of 2020 mixed. Yield curves steepened, led by increases in yields on longer-term maturities, in the U.S., Canada and the U.K., while most other government bond yields generally drifted lower. (Remember, there is an inverse relationship between bond prices and yield movements, so that bond prices rise when yields decrease and vice versa.) The Fed extended its emergency liquidity provisions through the end of 2020 and unveiled a new inflation policy framework that will allow inflation to modestly exceed 2% without a hawkish†† policy response. This low-for-longer and inflation tolerance policy stance by the Fed prompted the sell-off in longer-dated securities, while strong demand for U.S. Treasuries as a “safe haven” kept short-to intermediate-term yields low. The U.K.’s yield curve steepened, reflecting the backdrop of Brexit risks, disappointing economic data and rapidly rising estimates of British government borrowing needs. In contrast, Australian and Italian yields were among the major decliners. Among non-government bond sectors, performance was mixed. Credit sectors performed well, supported by expansionary fiscal policies, purchase programs by the Fed and the ECB, and strong demand, even as corporate issuance set records for the calendar year. Emerging markets debt also posted relatively strong returns. Some securitized sectors, including mortgage-backed securities, were comparatively weaker.

For the semi-annual period overall, the U.S. Treasury yield curve steepened modestly. The yield on the two-year U.S. Treasury declined approximately 10 basis points††† to end the semi-annual period at 0.13%. The yield on the bellwether 10-year U.S. Treasury fell approximately one basis point to end the semi-annual period at 0.69%, and the yield on the 30-year U.S. Treasury increased approximately 11 basis points to end the semi-annual period at 1.46%. Most non-government bond sectors posted positive returns that

2

outperformed U.S. Treasuries and other government bonds during the semi-annual period. Corporate bonds, led by lower-rated credits, performed especially well. Emerging markets debt, in U.S. dollar terms, also rallied. Treasury inflation protected securities were also strong, buoyed by Fed purchases. Mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities outperformed U.S. Treasuries during the semi-annual period as a whole but far more modestly so.

Amid these conditions, each of the Income Funds posted solid positive absolute gains during the semi-annual period ended September 30, 2020, and both AIG Flexible Credit Fund and AIG Strategic Bond Fund significantly outperformed their respective benchmark for the same time period. On the following pages, you will find financial statements and portfolio information for each of the Income Funds during the semi-annual period ended September 30, 2020.

We thank you for being a part of AIG Funds. We value your continued confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial professional or get in touch with us directly at 800-858-8850 or via our website, www.aig.com/funds.

Sincerely,

The SunAmerica Income Funds Investment Professionals

Tim Pettee	Robert Vanden Assem	David L. Albrycht
Timothy Campion	Dana Burns	Frank Ossino
Elizabeth Mauro	Anders Faergemann	Eric Hess
	John Yovanovic	William Eastwood

Past performance is no guarantee of future results.

*

The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.

**	Brexit refers to the U.K.’s path out of the European Union.
†	A steepening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities widens.
††	Hawkish policy tends to suggest higher interest rates; opposite of dovish.
†††	A basis point is 1/100th of a percentage point.

3

SunAmerica Income Funds

EXPENSE EXAMPLE — September 30, 2020 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a “Fund” and collectively the “Funds”) in the SunAmerica Income Funds (the “Trust”), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2020 and held until September 30, 2020.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended September 30, 2020” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended September 30, 2020” column and the “Annualized Expense Ratio” column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds’ prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended September 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended September 30, 2020” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended September 30, 2020” column and the “Annualized Expense Ratio” column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds’ prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended September 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds’ prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

4

SunAmerica Income Funds

EXPENSE EXAMPLE — September 30, 2020 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at April 1, 2020	Ending Account Value using Actual Return at September 30, 2020	Expenses Paid During the Six Months Ended September 30, 2020	Beginning Account Value at April 1, 2020	Ending Account Value using a Hypothetical 5% Annual Return at September 30, 2020	Expenses Paid During the Six Months Ended September 30, 2020	Annualized Expense Ratio*
AIG U.S. Government Securities#
Class A	$1,000.00	$1,001.02	$4.97	$1,000.00	$1,020.10	$5.01	0.99%
Class C	$1,000.00	$997.76	$8.21	$1,000.00	$1,016.85	$8.29	1.64%
AIG Strategic Bond#
Class A	$1,000.00	$1,107.60	$5.86	$1,000.00	$1,019.50	$5.62	1.11%
Class B	$1,000.00	$1,103.61	$9.70	$1,000.00	$1,015.84	$9.30	1.84%
Class C	$1,000.00	$1,103.47	$9.54	$1,000.00	$1,015.99	$9.15	1.81%
Class W	$1,000.00	$1,105.55	$4.75	$1,000.00	$1,020.56	$4.56	0.90%
AIG Flexible Credit#
Class A	$1,000.00	$1,159.02	$5.95	$1,000.00	$1,019.55	$5.57	1.10%
Class C	$1,000.00	$1,158.49	$9.47	$1,000.00	$1,016.29	$8.85	1.75%
Class W	$1,000.00	$1,163.90	$4.83	$1,000.00	$1,020.61	$4.51	0.89%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.

#

During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2020” and the “Annualized Expense Ratio” would have been higher.

5

SunAmerica Income Funds

STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2020 — (unaudited)

	AIG U.S. Government Securities Fund	AIG Strategic Bond Fund	AIG Flexible Credit Fund
ASSETS:
Investments at value (unaffiliated)*	$135,555,179	$353,541,281	$251,907,621
Repurchase agreements (cost approximates value)	1,030,000	—	—
Cash	552	155,505	165,809
Foreign cash*	—	371,964	—
Receivable for:
Shares of beneficial interest sold	35,795	2,347,043	250,476
Dividends and interest	530,214	3,628,094	2,945,770
Investments sold	—	1,980,003	1,597,046
Investments sold on an extended settlement basis	—	56,047	1,823,398
Prepaid expenses and other assets	7,851	9,773	9,573
Due from investment adviser for expense reimbursements/fee waivers	65,936	77,821	84,305
Unrealized appreciation on forward foreign currency contracts	—	26,495	—

Total assets	137,225,527	362,194,026	258,783,998

LIABILITIES:
Payable for:
Shares of beneficial interest redeemed	36,526	623,831	423,071
Investments purchased	—	4,027,774	392,257
Investments purchased on an extended settlement basis	—	5,774,304	8,892,596
Investment advisory and management fees	73,241	187,313	154,554
Distribution and service maintenance fees	45,846	114,772	76,985
Transfer agent fees and expenses	37,307	79,513	55,255
Trustees’ fees and expenses	4	159	1,696
Other accrued expenses	74,155	193,443	157,833
Distributions Payable	—	35,352	178,823
Commitments (Note 10)	—	127,680	—
Unrealized depreciation on forward foreign currency contracts	—	280,732	—

Total liabilities	267,079	11,444,873	10,333,070

Net assets	$136,958,448	$350,749,153	$248,450,928

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01	$140,308	$1,023,354	$776,689
Paid-in capital	143,432,776	375,852,772	286,091,627
Total accumulated earnings (loss)	(6,614,636)	(26,126,973)	(38,417,388)

Net assets	$136,958,448	$350,749,153	$248,450,928

*Cost
Investments (unaffiliated)	$123,263,210	$350,284,758	$265,276,963

Foreign cash	$—	$373,773	$—

See Notes to Financial Statements

6

SunAmerica Income Funds

STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2020 — (unaudited) (continued)

	AIG U.S. Government Securities Fund	AIG Strategic Bond Fund	AIG Flexible Credit Fund
Class A (unlimited shares authorized):
Net assets	$125,188,958	$161,992,205	$85,824,540
Shares of beneficial interest issued and outstanding	12,824,154	47,239,151	26,877,614
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.76	$3.43	$3.19
Maximum sales charge (3.75% of offering price)	$0.38	$0.13	$0.12

Maximum offering price to public	$10.14	$3.56	$3.31

Class B (unlimited shares authorized):
Net assets	$—	$15,094,901	$—
Shares of beneficial interest issued and outstanding	—	4,404,943	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$—	$3.43	$—

Class C (unlimited shares authorized):
Net assets	$11,769,490	$47,918,730	$44,138,097
Shares of beneficial interest issued and outstanding	1,206,695	13,928,556	13,738,461
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.75	$3.44	$3.21

Class W (unlimited shares authorized):
Net assets	$—	$125,743,317	$118,488,291
Shares of beneficial interest issued and outstanding	—	36,762,711	37,052,816
Net asset value, offering and redemption price per share	$—	$3.42	$3.20

See Notes to Financial Statements

7

SunAmerica Income Funds

STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2020 — (unaudited)

	AIG U.S. Government Securities Fund	AIG Strategic Bond Fund	AIG Flexible Credit Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$3,055	$—
Interest (unaffiliated)	1,208,599	6,728,352	7,538,091

Total investment income*	1,208,599	6,731,407	7,538,091

EXPENSES:
Investment advisory and management fees	450,373	1,036,828	970,996
Distribution and Service maintenance fees:
Class A	205,166	270,325	142,855
Class B	—	73,742	—
Class C	64,022	249,798	235,742
Service fee — Class W	—	73,916	98,303
Transfer agent fees:
Class A	155,305	188,415	101,410
Class B	—	18,561	—
Class C	16,911	61,008	55,473
Class W	—	109,376	146,854
Registration fees:
Class A	19,066	17,255	15,049
Class B	—	6,408	—
Class C	12,454	17,171	8,513
Class W	—	12,678	24,631
Custodian and accounting fees	12,410	58,126	33,723
Reports to shareholders	15,564	32,256	31,750
Audit and tax fees	29,841	40,268	39,480
Legal fees	23,171	24,720	26,648
Trustees’ fees and expenses	5,998	13,483	14,316
Interest expense	191	91	13,757
Other expenses	16,428	19,420	18,315

Total expenses before fee waivers, expense reimbursements and expense recoupments	1,026,900	2,323,845	1,977,815

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)	(299,321)	(430,696)	(526,676)

Net expenses	727,579	1,893,149	1,451,139

Net investment income (loss)	481,020	4,838,258	6,086,952

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	634,157	4,222,093	(3,135,023)
Forward contracts	—	(535,571)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	13,738	—

Net realized gain (loss) on investments and foreign currencies	634,157	3,700,260	(3,135,023)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(980,000)	22,249,517	36,515,869
Forward contracts	—	(445,096)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	4,845	—

Net unrealized gain (loss) on investments and foreign currencies	(980,000)	21,809,266	36,515,869

Net realized and unrealized gain (loss) on investments and foreign currencies	(345,843)	25,509,526	33,380,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	135,177	30,347,784	39,467,798

* Net of foreign withholding taxes on interest and dividends of	$—	$196	$—

See Notes to Financial Statements

8

SunAmerica Income Funds

STATEMENTS OF CHANGES IN NET ASSETS

	AIG U.S. Government Securities Fund		AIG Strategic Bond Fund		AIG Flexible Credit Fund
	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$481,020	$1,739,735	$4,838,258	$9,321,061	$6,086,952	$17,039,311
Net realized gain (loss) on investments and foreign currencies	634,157	1,926,705	3,700,260	2,219,656	(3,135,023)	(10,508,043)
Net unrealized gain (loss) on investments and foreign currencies	(980,000)	9,530,897	21,809,266	(16,562,110)	36,515,869	(39,945,114)

Net increase (decrease) in net assets resulting from operations	135,177	13,197,337	30,347,784	(5,021,393)	39,467,798	(33,413,846)

Distributions to shareholders from:
Distributable earnings (Class A)	(896,825)	(2,097,203)	(2,665,881)	(5,590,623)	(2,034,756)	(5,350,478)
Distributable earnings (Class B)	—	—	(199,152)	(449,803)	—	—
Distributable earnings (Class C)	(49,639)	(75,838)	(681,512)	(1,472,631)	(1,002,413)	(2,528,440)
Distributable earnings (Class W)	—	—	(1,792,133)	(3,163,220)	(3,351,026)	(9,579,290)

Total distributions to shareholders	(946,464)	(2,173,041)	(5,338,678)	(10,676,277)	(6,388,195)	(17,458,208)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(651,564)	(6,229,168)	28,965,242	37,021,203	(39,382,583)	(6,163,477)

Total increase (decrease) in net assets	(1,462,851)	4,795,128	53,974,348	21,323,533	(6,302,980)	(57,035,531)

NET ASSETS:
Beginning of period	138,421,299	133,626,171	296,774,805	275,451,272	254,753,908	311,789,439

End of period	$136,958,448	$138,421,299	$350,749,153	$296,774,805	$248,450,928	$254,753,908

See Notes to Financial Statements

9

SunAmerica Income Funds

FINANCIAL HIGHLIGHTS

AIG U.S. GOVERNMENT SECURITIES FUND
Period Ended	Net Asset Value, beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains on investments	Total Distri- butions	Net Asset Value, end of period	Total Return(2)	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio Turnover

Class A
03/31/16	$9.73	$0.08	$(0.05)	$0.03	$(0.17)	$—	$(0.17)	$9.59	0.33%	$156,468	0.99%		0.81%		36%
03/31/17	9.59	0.09	(0.37)	(0.28)	(0.16)	—	(0.16)	9.15	(2.93)	148,382	0.99		0.91		95
03/31/18	9.15	0.09	(0.13)	(0.04)	(0.16)	—	(0.16)	8.95	(0.46)	138,599	0.99		1.03		29
03/31/19	8.95	0.13	0.11	0.24	(0.15)	—	(0.15)	9.04	2.71	126,119	0.99		1.49		18
03/31/20	9.04	0.12	0.82	0.94	(0.16)	—	(0.16)	9.82	10.45	126,770	0.99		1.34		40
09/30/20#	9.82	0.04	(0.03)	0.01	(0.07)	—	(0.07)	9.76	0.10	125,189	0.99	(4)	0.75	(4)	11

Class C
03/31/16	$9.72	$0.01	$(0.03)	$(0.02)	$(0.11)	$—	$(0.11)	$9.59	(0.22)%	$31,665	1.64%		0.16%		36%
03/31/17	9.59	0.02	(0.37)	(0.35)	(0.10)	—	(0.10)	9.14	(3.66)	19,592	1.64		0.26		95
03/31/18	9.14	0.04	(0.13)	(0.09)	(0.10)	—	(0.10)	8.95	(1.00)	7,637	1.64		0.38		29
03/31/19	8.95	0.08	0.10	0.18	(0.09)	—	(0.09)	9.04	2.05	7,507	1.64		0.84		18
03/31/20	9.04	0.06	0.81	0.87	(0.10)	—	(0.10)	9.81	9.64	11,652	1.64		0.69		40
09/30/20#	9.81	0.01	(0.03)	(0.02)	(0.04)	—	(0.04)	9.75	(0.22)	11,769	1.64	(4)	0.11	(4)	11

#	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)	Net of the following expense reimbursements, if applicable (based on average net assets):

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#(4)
AIG U.S. Government Securities Fund Class A	0.37%	0.35%	0.37%	0.37%	0.40%	0.41%
AIG U.S. Government Securities Fund Class C	0.39	0.40	0.46	0.59	0.67	0.62
(4)	Annualized

See Notes to Financial Statements

10

SunAmerica Income Funds

FINANCIAL HIGHLIGHTS — (continued)

AIG STRATEGIC BOND FUND
Period Ended	Net Asset Value, beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains on investments	Total Distri- butions	Net Asset Value, end of period	Total Return(2)	Net Assets, end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio Turnover

Class A
03/31/16	$3.49	$0.12	$(0.20)	$(0.08)	$(0.14)	$—	$(0.14)	$3.27	(2.32)%	$175,386	1.34%		3.54%		108%
03/31/17	3.27	0.10	0.14	0.24	(0.11)	—	(0.11)	3.40	7.38	163,163	1.32		3.00		109
03/31/18	3.40	0.11	(0.03)	0.08	(0.10)	—	(0.10)	3.38	2.41	196,712	1.33		3.15		149
03/31/19	3.38	0.13	(0.04)	0.09	(0.16)	—	(0.16)	3.31	2.86	153,979	1.14	(3)	3.89	(3)	123
03/31/20	3.31	0.11	(0.15)	(0.04)	(0.12)	—	(0.12)	3.15	(1.37)	143,815	1.10	(3)	3.14	(3)	85
09/30/20#	3.15	0.05	0.29	0.34	(0.06)	—	(0.06)	3.43	10.76	161,992	1.11	(3)(4)	3.11	(3)(4)	64

Class B
03/31/16	$3.49	$0.10	$(0.20)	$(0.10)	$(0.12)	$—	$(0.12)	$3.27	(2.97)%	$31,038	2.01%		2.87%		108%
03/31/17	3.27	0.08	0.14	0.22	(0.09)	—	(0.09)	3.40	6.66	29,762	1.99		2.33		109
03/31/18	3.40	0.09	(0.04)	0.05	(0.08)	—	(0.08)	3.37	1.41	21,875	2.02		2.46		149
03/31/19	3.37	0.11	(0.03)	0.08	(0.14)	—	(0.14)	3.31	2.43	16,015	1.86	(3)	3.17	(3)	123
03/31/20	3.31	0.08	(0.15)	(0.07)	(0.09)	—	(0.09)	3.15	(2.12)	13,423	1.84	(3)	2.42	(3)	85
09/30/20#	3.15	0.04	0.29	0.33	(0.05)	—	(0.05)	3.43	10.36	15,095	1.84	(3)(4)	2.38	(3)(4)	64

Class C
03/31/16	$3.50	$0.10	$(0.19)	$(0.09)	$(0.12)	$—	$(0.12)	$3.29	(2.63)%	$151,197	1.98%		2.90%		108%
03/31/17	3.29	0.08	0.13	0.21	(0.09)	—	(0.09)	3.41	6.35	128,332	1.97		2.35		109
03/31/18	3.41	0.09	(0.03)	0.06	(0.08)	—	(0.08)	3.39	1.75	71,103	1.98		2.50		149
03/31/19	3.39	0.11	(0.04)	0.07	(0.14)	—	(0.14)	3.32	2.18	52,782	1.81	(3)	3.22	(3)	123
03/31/20	3.32	0.08	(0.14)	(0.06)	(0.10)	—	(0.10)	3.16	(2.04)	49,730	1.78	(3)	2.47	(3)	85
09/30/20#	3.16	0.04	0.29	0.33	(0.05)	—	(0.05)	3.44	10.35	47,919	1.81	(3)(4)	2.42	(3)(4)	64

Class W
03/31/16	$3.49	$0.12	$(0.20)	$(0.08)	$(0.14)	$—	$(0.14)	$3.27	(2.14)%	$30,065	1.15%		3.71%		108%
03/31/17	3.27	0.11	0.13	0.24	(0.12)	—	(0.12)	3.39	7.26	40,412	1.14		3.20		109
03/31/18	3.39	0.11	(0.02)	0.09	(0.11)	—	(0.11)	3.37	2.65	70,239	1.14		3.34		149
03/31/19	3.37	0.14	(0.03)	0.11	(0.17)	—	(0.17)	3.31	3.38	52,676	0.94	(3)	4.06	(3)	123
03/31/20	3.31	0.11	(0.14)	(0.03)	(0.13)	—	(0.13)	3.15	(1.16)	89,806	0.91	(3)	3.28	(3)	85
09/30/20#	3.15	0.05	0.28	0.33	(0.06)	—	(0.06)	3.42	10.56	125,743	0.90	(3)(4)	3.32	(3)(4)	64

#	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)	Net of the following expense reimbursements and waivers, if applicable (based on average net assets):

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#(4)
AIG Strategic Bond Fund Class A	—%	—%	—%	0.23%	0.27%	0.27%
AIG Strategic Bond Fund Class B	—	—	—	0.23	0.27	0.27
AIG Strategic Bond Fund Class C	—	—	—	0.23	0.27	0.27
AIG Strategic Bond Fund Class W	—	—	—	0.23	0.27	0.27
(4)	Annualized

See Notes to Financial Statements

11

SunAmerica Income Funds

FINANCIAL HIGHLIGHTS — (continued)

AIG FLEXIBLE CREDIT FUND
Period Ended	Net Asset Value, beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains on investment	Total Distri- butions	Net Asset Value, end of period	Total Return(2)	Net Assets, end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio Turnover

Class A
03/31/16	$3.46	$0.13	$(0.16)	$(0.03)	$(0.14)	$—	$(0.14)	$3.29	(0.93)%	$125,775	1.45	%(3)	3.92	%(3)	52%
03/31/17	3.29	0.14	0.16	0.30	(0.15)	—	(0.15)	3.44	9.11	144,880	1.43		4.21		69
03/31/18	3.44	0.16	(0.04)	0.12	(0.16)	—	(0.16)	3.40	3.54	133,268	1.33	(3)	4.60	(3)	63
03/31/19	3.40	0.18	(0.09)	0.09	(0.18)	—	(0.18)	3.31	2.75	119,903	1.06	(3)	5.29	(3)	57
03/31/20	3.31	0.17	(0.49)	(0.32)	(0.17)	—	(0.17)	2.82	(10.16)	75,556	1.04	(3)	5.12	(3)	67
09/30/20#	2.82	0.07	0.38	0.45	(0.08)	—	(0.08)	3.19	15.90	85,825	1.10	(3)(4)	4.66	(3)(4)	35

Class C
03/31/16	$3.48	$0.11	$(0.16)	$(0.05)	$(0.12)	$—	$(0.12)	$3.31	(1.54)%	$61,891	2.10	%(3)	3.27	%(3)	52%
03/31/17	3.31	0.12	0.15	0.27	(0.12)	—	(0.12)	3.46	8.38	74,241	2.07		3.57		69
03/31/18	3.46	0.14	(0.04)	0.10	(0.14)	—	(0.14)	3.42	2.88	58,994	1.99	(3)	3.94	(3)	63
03/31/19	3.42	0.16	(0.09)	0.07	(0.16)	—	(0.16)	3.33	2.09	55,505	1.72	(3)	4.63	(3)	57
03/31/20	3.33	0.15	(0.50)	(0.35)	(0.15)	—	(0.15)	2.83	(11.02)	46,393	1.71	(3)	4.43	(3)	67
09/30/20#	2.83	0.06	0.39	0.45	(0.07)	—	(0.07)	3.21	15.85	44,138	1.75	(3)(4)	4.02	(3)(4)	35

Class W
03/31/16	$3.47	$0.13	$(0.17)	$(0.04)	$(0.14)	$—	$(0.14)	$3.29	(1.02)%	$90,441	1.25	%(3)	4.11	%(3)	52%
03/31/17	3.29	0.15	0.15	0.30	(0.15)	—	(0.15)	3.44	9.34	157,377	1.21		4.44		69
03/31/18	3.44	0.17	(0.04)	0.13	(0.17)	—	(0.17)	3.40	3.76	131,163	1.12	(3)	4.79	(3)	63
03/31/19	3.40	0.18	(0.07)	0.11	(0.19)	—	(0.19)	3.32	3.26	136,382	0.85	(3)	5.50	(3)	57
03/31/20	3.32	0.17	(0.49)	(0.32)	(0.18)	—	(0.18)	2.82	(10.28)	132,805	0.83	(3)	5.28	(3)	67
09/30/20#	2.82	0.08	0.38	0.46	(0.08)	—	(0.08)	3.20	16.39	118,488	0.89	(3)(4)	4.88	(3)(4)	35

#	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)	Net of the following expense reimbursements and waivers, if applicable (based on average net assets):

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#(4)
AIG Flexible Credit Fund Class A	0.03%	—%	0.11%	0.39%	0.40%	0.40%
AIG Flexible Credit Fund Class C	0.02	—	0.11	0.39	0.40	0.40
AIG Flexible Credit Fund Class W	0.04	—	0.11	0.39	0.40	0.40
(4)	Annualized

See Notes to Financial Statements

12

AIG U.S. Government Securities Fund

PORTFOLIO PROFILE — September 30, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	55.0%
United States Treasury Bonds	23.6
Government National Mtg. Assoc.	14.1
Federal Home Loan Mtg. Corp.	4.9
Federal National Mtg. Assoc.	1.4
Repurchase Agreements	0.7

99.7%

Credit Quality†#

Aaa	99.3%
Not Rated@	0.7

100.00%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

13

AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 20.4%
Federal Home Loan Mtg. Corp. — 4.9%
3.50% due 08/01/2030	$1,573,618	$1,674,185
3.50% due 12/01/2044	2,917,989	3,150,129
4.00% due 04/01/2034	840,604	916,381
Federal Home Loan Mtg. Corp. REMIC Series 3747, Class WA 3.50% due 10/15/2030(1)	928,144	1,005,755

		6,746,450

Federal National Mtg. Assoc. — 1.4%
2.50% due 11/01/2027	1,771,000	1,865,588

Government National Mtg. Assoc. — 14.1%
3.50% due 03/15/2042	178,140	188,238
3.50% due 06/15/2042	920,744	969,143
3.50% due 07/15/2042	185,418	195,097
3.50% due 02/20/2045	484,735	518,684
4.00% due 03/15/2039	100,854	108,380
4.00% due 06/15/2039	231,472	248,607
4.00% due 12/15/2039	150,324	161,792
4.00% due 08/15/2040	100,025	107,128
4.00% due 11/15/2040	229,624	249,656
4.00% due 09/15/2041	571,657	617,962
4.00% due 10/15/2041	23,571	24,902
4.00% due 11/15/2041	183,619	195,463
4.00% due 12/15/2041	252,499	268,686
4.00% due 01/15/2042	910,691	989,036
4.00% due 02/15/2042	234,786	255,617
4.00% due 03/15/2042	96,986	104,197
4.50% due 09/15/2033	173,511	191,490
4.50% due 04/15/2039	36,587	40,641
4.50% due 05/15/2039	61,969	68,406
4.50% due 06/15/2039	691,096	768,387
4.50% due 07/15/2039	203,961	225,892
4.50% due 09/15/2039	101,805	113,065
4.50% due 11/15/2039	85,341	94,986
4.50% due 12/15/2039	170,147	187,849
4.50% due 02/15/2040	442,761	489,171
4.50% due 03/15/2040	141,585	156,502
4.50% due 04/15/2040	78,769	86,959
4.50% due 07/15/2040	132,110	145,273
4.50% due 03/15/2041	698,512	777,703
4.50% due 04/15/2041	167,011	183,861
4.50% due 06/15/2041	112,515	123,081
4.50% due 08/15/2041	130,893	143,193
4.50% due 04/20/2044	386,253	429,164
5.00% due 08/15/2033	183,498	207,628
5.00% due 10/15/2033	358,077	406,450
5.00% due 05/15/2035	70,851	77,710
5.00% due 08/15/2035	191,465	217,656
5.00% due 05/15/2036	51,418	58,858
5.00% due 09/15/2036	78,012	89,300
5.00% due 01/15/2037	123,159	140,774
5.00% due 03/15/2037	29,281	32,781
5.00% due 04/15/2037	157,076	176,105
5.00% due 04/15/2038	191,221	218,653
5.00% due 05/15/2038	109,419	122,961
5.00% due 08/15/2038	319,725	366,020
5.00% due 02/15/2039	51,067	57,639

Government National Mtg. Assoc. (continued)
5.00% due 03/15/2039	$30,820	$33,726
5.00% due 04/15/2039	65,767	75,381
5.00% due 07/20/2039	529,929	605,011
5.00% due 08/15/2039	173,405	197,258
5.00% due 09/20/2039	1,704,935	1,944,811
5.00% due 10/15/2039	310,314	349,605
5.00% due 11/15/2039	261,234	294,779
5.00% due 12/15/2039	232,773	260,664
5.00% due 04/15/2040	263,924	301,771
5.00% due 05/15/2040	408,352	460,561
5.00% due 07/20/2045	193,244	220,811
5.50% due 06/15/2033	288,306	335,578
5.50% due 07/15/2033	55,913	65,005
5.50% due 10/15/2033	88,958	104,219
5.50% due 01/15/2034	316,449	364,362
5.50% due 02/15/2034	180,811	202,583
5.50% due 04/20/2035	268,011	317,899
5.50% due 09/15/2035	247,949	284,928
5.50% due 10/15/2035	114,448	134,099
5.50% due 02/15/2038	69,658	80,023
5.50% due 04/15/2038	40,435	46,193
5.50% due 09/15/2039	27,928	31,730
5.50% due 03/15/2040	172	201
6.00% due 04/15/2028	78,610	89,654
6.00% due 08/15/2033	140,834	167,881
6.00% due 12/15/2033	55,425	62,853
6.00% due 09/20/2038	573,329	659,289
6.50% due 10/15/2031	14,422	15,937

		19,307,558

Total U.S. Government Agencies
(cost $26,949,226)		27,919,596

U.S. GOVERNMENT TREASURIES — 78.6%
United States Treasury Bonds — 23.6%
2.00% due 02/15/2050	800,000	907,625
2.25% due 08/15/2049	300,000	357,809
2.50% due 02/15/2045	1,000,000	1,233,438
2.75% due 11/15/2042	2,000,000	2,565,703
3.13% due 11/15/2041	1,500,000	2,030,332
3.13% due 02/15/2042	1,100,000	1,492,691
3.38% due 11/15/2048	1,000,000	1,458,750
3.50% due 02/15/2039	2,000,000	2,811,172
4.25% due 11/15/2040	3,300,000	5,131,242
4.50% due 02/15/2036	1,500,000	2,271,914
2.75% due 08/15/2042	1,100,000	1,412,082
3.00% due 05/15/2042	2,000,000	2,663,594
3.00% due 02/15/2049	1,000,000	1,370,508
4.75% due 02/15/2041	4,000,000	6,607,656

		32,314,516

United States Treasury Notes — 55.0%
0.13% due 04/30/2022	1,000,000	1,000,039
0.13% due 05/31/2022	1,000,000	999,922
0.13% due 06/30/2022	1,000,000	1,000,000
0.13% due 05/15/2023	1,000,000	999,453
0.25% due 04/15/2023	1,000,000	1,002,695
0.25% due 06/15/2023	600,000	601,594
0.25% due 05/31/2025	300,000	300,035

14

AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.38% due 03/31/2022	$800,000	$802,906
0.50% due 03/15/2023	1,000,000	1,008,672
0.50% due 03/31/2025	800,000	809,281
0.50% due 04/30/2027	400,000	401,937
0.50% due 05/31/2027	1,000,000	1,004,297
0.63% due 05/15/2030	1,000,000	997,031
0.63% due 08/15/2030	1,000,000	995,000
1.25% due 10/31/2021	800,000	809,687
1.25% due 07/31/2023	1,000,000	1,030,977
1.25% due 08/31/2024	500,000	520,293
1.50% due 08/31/2021	1,000,000	1,012,500
1.50% due 09/30/2021	1,100,000	1,114,953
1.50% due 10/31/2021	1,000,000	1,014,766
1.50% due 01/31/2022	1,175,000	1,196,389
1.50% due 08/15/2022	1,000,000	1,025,781
1.50% due 09/15/2022	500,000	513,418
1.50% due 01/15/2023	800,000	824,812
1.50% due 02/28/2023	2,000,000	2,065,703
1.50% due 09/30/2024	800,000	841,094
1.50% due 08/15/2026	2,000,000	2,132,500
1.50% due 02/15/2030	400,000	431,750
1.63% due 08/15/2022	1,000,000	1,028,086
1.63% due 11/15/2022	1,000,000	1,031,562
1.63% due 05/15/2026	1,000,000	1,071,602
1.63% due 08/15/2029	500,000	544,531
1.75% due 10/31/2020	200,000	200,269
1.75% due 05/15/2022	1,875,000	1,924,219
1.75% due 05/15/2023	1,000,000	1,041,992
1.75% due 11/15/2029	1,000,000	1,101,523
1.88% due 03/31/2022	2,500,000	2,565,332
2.00% due 08/31/2021	2,000,000	2,034,141
2.00% due 11/15/2021	1,000,000	1,020,937
2.00% due 02/15/2022	1,000,000	1,025,742
2.00% due 11/30/2022	1,000,000	1,040,352
2.00% due 02/15/2023	1,000,000	1,043,789
2.00% due 05/31/2024	1,000,000	1,065,977
2.00% due 02/15/2025	5,000,000	5,383,008
2.00% due 08/15/2025	3,000,000	3,251,133
2.00% due 11/15/2026	2,700,000	2,964,199
2.13% due 12/31/2022	1,000,000	1,044,687

United States Treasury Notes (continued)
2.13% due 03/31/2024	$2,000,000	$2,135,469
2.25% due 11/15/2024	1,000,000	1,083,047
2.25% due 11/15/2025	1,000,000	1,099,375
2.25% due 08/15/2027	900,000	1,009,652
2.25% due 11/15/2027	2,000,000	2,249,375
2.38% due 08/15/2024	1,000,000	1,083,789
2.50% due 08/15/2023	1,000,000	1,067,266
2.50% due 05/15/2024	1,000,000	1,083,281
2.63% due 11/15/2020	200,000	200,615
2.63% due 02/28/2023	3,000,000	3,179,766
2.75% due 11/15/2023	2,500,000	2,700,977
2.75% due 02/15/2024	1,000,000	1,086,758
2.88% due 10/31/2020	500,000	501,131

		75,321,067

Total U.S. Government Treasuries
(cost $96,313,984)		107,635,583

Total Long-Term Investment Securities
(cost $123,263,210)		135,555,179

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2020, to be repurchased 10/01/2020 in the amount of $1,030,000 and collateralized by $845,000 of United States Treasury Bonds, bearing interest at 2.38% due 11/15/2049 and having an approximate value of $1,050,639 (cost $1,030,000)	1,030,000	1,030,000

TOTAL INVESTMENTS
(cost $124,293,210)(2)	99.7%	136,585,179
Other assets less liabilities	0.3	373,269

NET ASSETS	100.0%	$136,958,448

(1)	Collateralized Mortgage Obligation
(2)	See Note 5 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$27,919,596	$—	$27,919,596
U.S. Government Treasuries	—	107,635,583	—	107,635,583
Repurchase Agreements	—	1,030,000	—	1,030,000

Total Investments at Value	$—	$136,585,179	$—	$136,585,179

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

15

AIG Strategic Bond Fund

PORTFOLIO PROFILE — September 30, 2020 — (unaudited)

Industry Allocation*

Sovereign	15.5%
Federal National Mtg. Assoc.	7.7
Registered Investment Companies	7.1
Federal Home Loan Mtg. Corp.	4.6
Diversified Banking Institutions	2.7
Real Estate Investment Trusts	2.7
Pipelines	2.7
Government National Mtg. Assoc.	2.1
Diversified Financial Services	2.0
Oil Companies-Exploration & Production	1.9
Banks-Commercial	1.8
Cable/Satellite TV	1.4
Oil Companies-Integrated	1.4
Auto-Cars/Light Trucks	1.3
Electric-Integrated	1.2
Telephone-Integrated	1.2
Uniform Mtg. Backed Securities	1.2
Cellular Telecom	1.1
Medical-Hospitals	1.0
Satellite Telecom	0.9
Electric-Generation	0.9
Finance-Consumer Loans	0.8
Medical-Drugs	0.7
Containers-Paper/Plastic	0.7
Food-Misc./Diversified	0.7
Electric-Distribution	0.7
Airlines	0.7
Enterprise Software/Service	0.7
Distribution/Wholesale	0.7
Chemicals-Diversified	0.7
Television	0.7
Computer Services	0.6
United States Treasury Notes	0.6
Retail-Restaurants	0.6
Insurance-Life/Health	0.6
Metal-Copper	0.6
Oil-Field Services	0.5
Batteries/Battery Systems	0.5
Containers-Metal/Glass	0.5
Protection/Safety	0.5
Food-Retail	0.4
Security Services	0.4
Commercial Services	0.4
Computers	0.4
Independent Power Producers	0.4
Paper & Related Products	0.4
Metal-Iron	0.4
Retail-Petroleum Products	0.4
Agricultural Chemicals	0.4
Multimedia	0.4
Hotels/Motels	0.4
Diversified Minerals	0.4
Resorts/Theme Parks	0.4
Electronic Parts Distribution	0.4
Casino Hotels	0.4
Auto/Truck Parts & Equipment-Original	0.4
Telecom Services	0.4
Medical-Generic Drugs	0.4
Cosmetics & Toiletries	0.4
Broadcast Services/Program	0.3
Chemicals-Specialty	0.3

Cruise Lines	0.3%
Federal Home Loan Bank	0.3
Finance-Leasing Companies	0.3
Aerospace/Defense-Equipment	0.3
Real Estate Management/Services	0.3
Investment Companies	0.3
Internet Content-Entertainment	0.3
Food-Wholesale/Distribution	0.3
E-Commerce/Services	0.3
Finance-Mortgage Loan/Banker	0.3
Brewery	0.3
Human Resources	0.3
Auction Houses/Art Dealers	0.3
Steel-Producers	0.3
Investment Management/Advisor Services	0.3
Finance-Auto Loans	0.3
Applications Software	0.3
Insurance-Property/Casualty	0.3
Banks-Super Regional	0.2
Building Products-Doors & Windows	0.2
Motion Pictures & Services	0.2
Rental Auto/Equipment	0.2
Transport-Air Freight	0.2
Finance-Credit Card	0.2
Real Estate Operations & Development	0.2
Computer Software	0.2
Electronic Components-Semiconductors	0.2
SupraNational Banks	0.2
Medical-Biomedical/Gene	0.2
Casino Services	0.2
Computers-Integrated Systems	0.2
Commercial Services-Finance	0.2
Building & Construction Products-Misc.	0.2
Vitamins & Nutrition Products	0.2
Non-Hazardous Waste Disposal	0.2
Theaters	0.2
Coal	0.2
Food-Meat Products	0.2
Oil Refining & Marketing	0.2
Metal-Aluminum	0.2
Recycling	0.2
Direct Marketing	0.2
Finance-Investment Banker/Broker	0.2
Machinery-Farming	0.2
Pharmacy Services	0.2
Transport-Services	0.2
Medical Labs & Testing Services	0.2
Industrial Gases	0.2
Savings & Loans/Thrifts	0.2
Auto-Heavy Duty Trucks	0.2
Building Products-Wood	0.2
Banks-Money Center	0.2
Aerospace/Defense	0.2
Metal-Diversified	0.2
Building-Residential/Commercial	0.1
Transport-Rail	0.1
Diagnostic Equipment	0.1
Research & Development	0.1
Gas-Distribution	0.1
Building Products-Air & Heating	0.1
Consumer Products-Misc.	0.1

16

AIG Strategic Bond Fund

PORTFOLIO PROFILE — September 30, 2020 — (unaudited) (continued)

Industry Allocation* (continued)
Data Processing/Management	0.1%
Building & Construction-Misc.	0.1
Retail-Pawn Shops	0.1
Electric Products-Misc.	0.1
Advertising Sales	0.1
Internet Telephone	0.1
Trucking/Leasing	0.1
Poultry	0.1
Food-Dairy Products	0.1
Insurance Brokers	0.1
Internet Connectivity Services	0.1
Retail-Appliances	0.1
Energy-Alternate Sources	0.1
Airport Development/Maintenance	0.1
Medical Products	0.1
Warehousing & Harbor Transportation Services	0.1
Semiconductor Components-Integrated Circuits	0.1
Diversified Manufacturing Operations	0.1
Insurance-Multi-line	0.1
Retail-Apparel/Shoe	0.1
Machinery-Pumps	0.1
Machinery-Construction & Mining	0.1
Banks-Special Purpose	0.1
Telecom Equipment-Fiber Optics	0.1
Petrochemicals	0.1
Tools-Hand Held	0.1
Web Portals/ISP	0.1
Electronic Measurement Instruments	0.1
Oil Field Machinery & Equipment	0.1
Transport-Equipment & Leasing	0.1
Medical-HMO	0.1
Retail-Auto Parts	0.1
Medical Information Systems	0.1
Auto Repair Centers	0.1
Financial Guarantee Insurance	0.1
Chemicals-Other	0.1
Finance-Commercial	0.1
Gold Mining	0.1
Retail-Sporting Goods	0.1
Retail-Regional Department Stores	0.1
Physical Therapy/Rehabilitation Centers	0.1
Advertising Agencies	0.1
Transport-Truck	0.1
Metal Processors & Fabrication	0.1
Computer Graphics	0.1
Internet Financial Services	0.1
Machinery-General Industrial	0.1
Publishing-Periodicals	0.1

100.8%

Credit Quality†#

Aaa	18.4%
Aa	2.7
A	6.2
Baa	18.0
Ba	18.1
B	23.3
Caa	5.3
Not Rated@	8.0

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

17

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited)

Security Description	Principal Amount(18)	Value (Note 2)

ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	$200,000	$203,877
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	205,766
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	209,000	212,118
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	257,169
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	346,871
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.15% (1 ML+1.00%) due 04/15/2034*(1)	400,000	385,122
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	102,179
CarMax Auto Owner Trust Series 2020-3, Class D 2.53% due 01/15/2027	100,000	102,038
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	65,000	66,795
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	200,000	205,063
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	210,640	217,244
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,682
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	132,000	138,987
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	50,000	51,103
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	160,000	159,965
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,889
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	70,000	71,539
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	590,000	672,782
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	500,000	533,890

Diversified Financial Services (continued)
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	277,230	278,255
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	259,551	261,134
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	185,000	184,473
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.05% (1 ML+0.90%) due 12/15/2033*(1)	350,000	348,683
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	390,000	414,984
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	89,364	91,715
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	106,717
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	130,046

Total Asset Backed Securities
(cost $5,725,791)		5,951,086

U.S. CORPORATE BONDS & NOTES — 37.8%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	126,000	129,605
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	27,000	31,602

		161,207

Advertising Sales — 0.1%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	527,000	440,045

Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	177,000	199,798

Aerospace/Defense-Equipment — 0.3%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	415,000	424,358
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	607,000	615,340

		1,039,698

Airlines — 0.5%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	830,000	800,950

18

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	$723,000	$793,872

		1,594,822

Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	570,000	605,750

Auction Houses/Art Dealers — 0.3%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	871,000	871,000

Auto-Cars/Light Trucks — 1.1%
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	228,000	230,374
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	629,000	569,512
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	865,000	932,038
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	96,000	110,760
Ford Motor Credit Co LLC Senior Notes 3.25% due 09/15/2025	EUR 272,000	310,351
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	200,000	206,250
General Motors Co. Senior Notes 6.80% due 10/01/2027	97,000	118,140
General Motors Financial Co., Inc. Senior Notes 0.20% due 09/02/2022	EUR 585,000	679,005
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	126,000	128,913
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	84,000	89,008
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	344,000	356,040

		3,730,391

Auto-Heavy Duty Trucks — 0.2%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	361,000	364,631
Cummins, Inc. Senior Notes 0.75% due 09/01/2025	88,000	88,268

Auto-Heavy Duty Trucks (continued)
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	$81,000	$81,573

		534,472

Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027	102,000	107,643
Dana, Inc. Senior Notes 5.38% due 11/15/2027	379,000	388,475
Lear Corp. Senior Notes 5.25% due 05/15/2049	77,000	83,520

		579,638

Banks-Commercial — 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	418,000	474,517
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	236,000	259,502
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	29,000	30,748
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	71,000	70,799
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	44,000	48,569
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	282,424
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	209,000	310,778
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	65,000	69,555
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	249,167

		1,796,059

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	29,000	30,255
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	212,000	221,773
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	64,000	73,329

19

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	$188,000	$229,418
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	207,000	283,310

		838,085

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	495,000	499,950
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	535,000	575,232
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	780,000	805,350

		1,880,532

Beverages-Non-alcoholic — 0.0%
Coca-Cola Co. Senior Notes 2.50% due 03/15/2051	124,000	123,877

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	174,000	214,547
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	276,000	329,115

		543,662

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	120,000	146,645
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	67,000	63,482
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	1,004,000	980,155

		1,190,282

Building & Construction Products-Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	165,000	181,372
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	415,000	409,603
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	135,000	140,400

		731,375

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030*	65,000	67,992
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	174,000	182,304
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	75,000	79,675

		329,971

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	128,000	143,877

Building Products-Doors & Windows — 0.2%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	730,000	761,996

Building Products-Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	365,000	392,375
Masco Corp. Senior Notes 2.00% due 10/01/2030	132,000	132,050

		524,425

Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	135,000	146,475

Cable/Satellite TV — 1.1%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	697,000	710,940
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	203,000	213,150
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	300,000	308,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	565,000	612,319
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	32,000	31,625
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	89,000	101,205
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	23,000	28,152

20

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		$63,000	$86,398
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052		109,000	102,181
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027		124,000	139,902
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040		53,000	61,983
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		51,000	60,518
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		96,000	122,702
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024		425,000	455,813
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		689,000	725,241
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037		136,000	180,807

			3,941,561

Casino Hotels — 0.2%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027		271,000	265,919
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026		355,000	369,622

			635,541

Casino Services — 0.2%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*		630,000	658,504

Cellular Telecom — 0.6%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		1,615,000	1,855,231
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*		22,000	21,769
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*		187,000	212,174

			2,089,174

Chemicals-Diversified — 0.3%
Olin Corp. Senior Notes 9.50% due 06/01/2025*		443,000	516,361
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	160,000	184,331
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030		174,000	186,620

			887,312

Chemicals-Specialty — 0.2%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		141,000	146,114
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		148,000	166,480
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*		495,000	512,221

			824,815

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		745,000	672,005

Commercial Services — 0.3%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*		435,000	436,088
Nielsen Finance LLC/Nielsen Finance Co Company Guar. Notes 5.63% due 10/01/2028*		161,000	166,522
Nielsen Finance LLC/Nielsen Finance Co Company Guar. Notes 5.88% due 10/01/2030*		255,000	263,925
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030		125,000	127,576

			994,111

Commercial Services-Finance — 0.1%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*		224,000	230,127
S&P Global, Inc. Company Guar. Bonds 2.30% due 08/15/2060		36,000	32,613

			262,740

Computer Services — 0.6%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*		755,000	798,110

21

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*		$75,000	$83,186
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*		108,000	126,571
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*		580,000	607,550
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*		109,000	114,178
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*		450,000	459,274

			2,188,869

Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026		104,000	111,196
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*		506,000	526,336
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		145,000	190,681
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026		305,000	307,245
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024		115,000	130,042
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		130,000	162,714

			1,428,214

Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024		420,000	382,410
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*		279,000	294,345

			676,755

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		375,000	393,750

Containers-Metal/Glass — 0.1%
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025		501,000	509,767

Containers-Paper/Plastic — 0.1%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*		241,000	261,033
Sonoco Products Co Senior Notes 3.13% due 05/01/2030		166,000	179,935

			440,968

Cosmetics & Toiletries — 0.3%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*		1,146,000	899,610

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 1.63% due 07/01/2030	EUR	275,000	343,806

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.10% due 09/30/2026	EUR	140,000	180,823
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*		273,000	283,920
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*		44,000	44,660

			509,403

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*		405,000	408,037

Distribution/Wholesale — 0.6%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		717,000	747,472
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*		563,000	562,989
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*		588,000	605,640

			1,916,101

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	225,000	268,931
Bank of America Corp. Senior Notes 1.90% due 07/23/2031		121,000	120,275
Bank of America Corp. Senior Notes 2.46% due 10/22/2025		239,000	251,984
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		60,000	74,300

22

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		$327,000	$374,650
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	100,000	136,376
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		62,000	69,695
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		179,000	207,567
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		98,000	122,988
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		130,000	170,831
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		148,000	199,373
Goldman Sachs Group, Inc. Senior Notes 0.88% due 01/21/2030	EUR	165,000	196,120
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		265,000	293,147
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		269,000	390,838
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024		176,000	176,067
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026		391,000	404,823
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		44,000	47,208
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051		51,000	54,729
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029		191,000	214,839
Morgan Stanley Senior Notes 3.62% due 04/01/2031		59,000	67,790
Morgan Stanley Senior Notes 3.63% due 01/20/2027		312,000	353,577
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		26,000	30,546

			4,226,654

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	200,000	238,384
General Electric Co. Senior Notes 4.35% due 05/01/2050		46,000	46,902
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		95,000	104,086

			389,372

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		67,000	92,369

E-Commerce/Services — 0.3%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		849,000	880,837

Electric Products-Misc. — 0.1%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026		118,000	117,206
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*		209,000	227,664
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*		97,000	106,280

			451,150

Electric-Distribution — 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.35% due 03/15/2031		143,000	142,390
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		115,000	125,279
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*		425,000	443,148
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030		106,000	128,221

			839,038

Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046		120,000	144,630
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*		77,000	75,910
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*		500,000	518,750

23

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	$539,000	$564,872

		1,304,162

Electric-Integrated — 1.0%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	46,000	55,241
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	115,000	130,606
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	285,000	313,418
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	26,000	31,701
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	192,000	286,154
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	199,000	253,083
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	212,000	267,498
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	216,000	269,161
Exelon Corp. Senior Notes 4.70% due 04/15/2050	85,000	108,105
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	3,000	3,280
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	256,000	358,928
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	87,000	95,304
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	47,000	51,630
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	100,000	92,683
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	48,000	47,098
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	219,000	222,595
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	177,000	206,564

Electric-Integrated (continued)
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	123,000	158,078
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	10,000	10,333
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	289,000	279,969
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	425,000	423,563

		3,664,992

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	86,000	96,608
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	54,000	63,698
NVIDIA Corp. Senior Notes 3.70% due 04/01/2060	106,000	126,372
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	410,000	415,771

		702,449

Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	10,000	11,078
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	211,000	248,991

		260,069

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	61,000	66,324
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	860,000	919,863

		986,187

Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	604,000	632,690
Oracle Corp. Senior Notes 2.95% due 11/15/2024	236,000	255,959

		888,649

24

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Entertainment Software — 0.0%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	$98,000	$91,321

Finance-Auto Loans — 0.3%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	80,000	79,442
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	757,000	781,603

		861,045

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	200,000	214,782

Finance-Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	786,000	734,910
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	72,000	68,040
Navient Corp. Senior Notes 5.00% due 03/15/2027	250,000	234,757
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	482,000	501,280
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	425,000	471,612
Synchrony Financial Senior Notes 4.50% due 07/23/2025	496,000	547,532

		2,558,131

Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	533,000	499,581
American Express Co. Senior Notes 3.40% due 02/22/2024	57,000	61,970
American Express Co. Senior Notes 4.20% due 11/06/2025	78,000	90,339
Visa, Inc. Senior Notes 0.75% due 08/15/2027	48,000	47,637

		699,527

Finance-Investment Banker/Broker — 0.2%
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	105,000	106,050

Finance-Investment Banker/Broker (continued)
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	406,000	420,691

		526,741

Finance-Mortgage Loan/Banker — 0.3%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	408,000	426,238
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	409,000	405,421
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	143,000	150,673

		982,332

Financial Guarantee Insurance — 0.1%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	212,000	226,575

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.88% due 10/15/2032	67,000	66,843

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	81,000	88,506
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	77,000	90,077

		178,583

Food-Misc./Diversified — 0.6%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	105,000	140,607
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	705,000	701,475
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	382,000	403,131
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	670,000	698,475
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	73,000	73,003
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	152,000	171,930

		2,188,621

25

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*		$532,000	$544,337
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025		313,000	322,875
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*		308,000	328,790

			1,196,002

Food-Wholesale/Distribution — 0.3%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030		119,000	119,409
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030		86,000	108,999
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040		114,000	154,188
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050		47,000	65,976
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*		518,000	548,432

			997,004

Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045		68,000	93,813

Hotels/Motels — 0.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024		505,000	522,675
Wyndham Destinations, Inc. Senior Sec. Notes 6.63% due 07/31/2026*		180,000	188,570
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027		596,000	611,272

			1,322,517

Human Resources — 0.2%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*		727,000	734,270

Independent Power Producers — 0.3%
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*		585,000	604,012

Independent Power Producers (continued)
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026		375,000	385,313

			989,325

Industrial Gases — 0.1%
Air Products and Chemicals, Inc. Senior Notes 0.80% due 05/05/2032	EUR	200,000	239,889

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022		88,000	88,145

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049		91,000	104,586
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		33,000	44,426

			149,012

Insurance-Life/Health — 0.4%
Athene Global Funding Senior Sec. Notes 1.88% due 06/23/2023	EUR	560,000	680,296
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		98,000	94,315
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030		131,000	152,558
Pacific LifeCorp Senior Notes 3.35% due 09/15/2050*		57,000	57,587
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026		267,000	278,142
Unum Group Senior Notes 4.50% due 03/15/2025		47,000	52,207

			1,315,105

Insurance-Property/Casualty — 0.0%
Chubb INA Holdings, Inc. Company Guar. Notes 1.38% due 09/15/2030		76,000	75,165

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		407,000	415,140

Internet Content-Entertainment — 0.3%
Netflix, Inc. Senior Notes 3.63% due 06/15/2025*		1,025,000	1,070,741

26

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Internet Telephone — 0.1%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*		$430,000	$430,000

Investment Management/Advisor Services — 0.2%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*		668,000	664,660
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		114,000	118,293

			782,953

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023		186,000	186,886
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027		140,000	140,138

			327,024

Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		133,000	142,325

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026		118,000	117,839
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		207,000	222,407
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		75,000	82,412

			422,658

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 1.95% due 01/30/2028		241,000	251,111

Medical Labs & Testing Services — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		216,000	224,640

Medical Products — 0.1%
Stryker Corp. Senior Notes 1.00% due 12/03/2031	EUR	340,000	404,432

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040		460,000	489,373
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050		67,000	66,117

Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030		$139,000	$136,051
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050		78,000	73,512

			765,053

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		114,000	131,095
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		135,000	160,269
AbbVie, Inc. Senior Notes 4.88% due 02/15/2021*		68,000	68,378
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024		133,000	146,562
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048		8,000	10,819
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044		77,000	103,165
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		86,000	92,592
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*		79,000	84,316

			797,196

Medical-Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028		110,000	128,140
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		456,000	477,742

			605,882

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 4.88% due 04/01/2030		10,000	12,498
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		145,000	148,863
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060		70,000	75,127

			236,488

Medical-Hospitals — 1.0%
Acadia Healthcare Co, Inc. Senior Notes 5.00% due 04/15/2029*		120,000	121,650

27

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	$548,000	$563,625
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	687,000	752,265
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	604,000	604,755
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	700,000	703,500
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	739,000	718,677

		3,464,472

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	132,000	144,711

Metal-Copper — 0.4%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	380,000	384,750
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	343,000	351,575
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	251,000	259,523
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	251,000	263,914

		1,259,762

Metal-Iron — 0.2%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	392,000	363,580
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	376,000	382,580

		746,160

Multimedia — 0.3%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	897,000	876,818
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	166,000	161,868

		1,038,686

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	591,000	596,496

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	95,000	99,120

Oil Companies-Exploration & Production — 1.3%
Apache Corp. Senior Notes 4.38% due 10/15/2028	450,000	411,750
Apache Corp. Senior Notes 4.63% due 11/15/2025	68,000	64,812
Apache Corp. Senior Notes 4.88% due 11/15/2027	119,000	112,455
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	162,000	46,170
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	560,000	137,200
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	325,000	326,625
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	69,000	81,302
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	77,000	94,612
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,188,000	1,078,110
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	110,000	113,262
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	89,000	95,405
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	70,000	84,119
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	126,000	167,049
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	382,000	350,088
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	589,000	545,237
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	48,000	45,600
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	110,000	103,171

28

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026		$360,000	$351,900
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028		223,000	219,122

			4,427,989

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050		186,000	171,640
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027		319,000	357,079
Chevron Corp. Senior Notes 1.55% due 05/11/2025		223,000	231,084
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027		81,000	81,056
Exxon Mobil Corp. Senior Notes 1.41% due 06/26/2039	EUR	275,000	317,788

			1,158,647

Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*†(4)(13)		683,000	33,296

Oil Refining & Marketing — 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*		678,000	454,972
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030		114,000	110,864
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027		86,000	85,653

			651,489

Oil-Field Services — 0.5%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026		224,000	213,962
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*		616,000	590,054
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030		45,000	51,133
Halliburton Co. Senior Notes 2.92% due 03/01/2030		120,000	118,245

Oil-Field Services (continued)
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*		684,000	205,200
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*		118,000	132,120
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026		592,000	586,820

			1,897,534

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*		583,000	584,458
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		265,000	307,569
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*		124,000	131,574
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		125,000	134,579

			1,158,180

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*		75,000	79,580

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 2.70% due 08/21/2040		49,000	46,701
CVS Health Corp Senior Notes 4.25% due 04/01/2050		57,000	66,997
CVS Health Corp. Senior Notes 4.78% due 03/25/2038		196,000	238,804
CVS Health Corp. Senior Notes 5.05% due 03/25/2048		10,000	12,764

			365,266

Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031		178,000	178,000

Pipelines — 2.5%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*		248,000	235,600
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*		563,000	542,591

29

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	$117,000	$121,608
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	392,000	402,102
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	308,000	315,084
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	432,000	443,340
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	51,000	57,052
DCP Midstream Operating LP Company Guar. Notes 5.60% due 04/01/2044	165,000	150,356
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	294,000	300,762
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	130,000	124,800
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	82,000	80,059
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	172,000	169,310
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	2,000	2,202
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	88,000	88,334
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	21,000	13,335
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	128,000	118,284
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	90,000	95,552
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	848,000	722,776
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	200,000	181,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	250,000	216,250
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	176,000	176,971

Security Description	Principal Amount(18)		Value (Note 2)

Pipelines (continued)
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*		$104,000	$106,261
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*		681,000	677,595
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*		815,000	794,625
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	175,000	208,182
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050		124,000	111,667
MPLX LP Senior Notes 2.65% due 08/15/2030		89,000	86,870
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025		252,000	260,266
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030		379,000	393,212
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036		67,000	75,410
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030		118,000	113,510
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051		46,000	54,660
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043		49,000	41,524
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*		81,000	91,243
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*		609,000	589,771
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028		44,000	42,900
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*		91,000	98,359
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		242,000	285,065

			8,588,988

30

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*		$406,000	$419,195

Protection/Safety — 0.5%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*		480,000	460,438
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*		513,000	537,367
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*		230,000	245,957
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*		470,000	475,875

			1,719,637

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033		52,000	50,926
American Tower Corp. Senior Notes 3.10% due 06/15/2050		108,000	106,816
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030		142,000	151,882
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025		124,000	129,843
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		575,000	589,375
Digital Euro Finco LLC Company Guar. Notes 1.13% due 04/09/2028	EUR	300,000	359,979
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*		340,000	333,632
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		270,000	272,700
Essex Portfolio LP Company Guar. Notes 2.65% due 09/01/2050		104,000	97,596
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		265,000	293,700
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.75% due 09/15/2030*		170,000	170,425

Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*		522,000	543,961
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*		296,000	315,329
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030		96,000	91,892
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*		534,000	461,910
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027		515,000	554,912
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027		576,000	600,595
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*		625,000	623,437
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030		136,000	133,229
Prologis LP Senior Notes 1.25% due 10/15/2030		67,000	65,516
Prologis LP Senior Bonds 2.13% due 10/15/2050		49,000	44,122
Prologis LP Senior Notes 3.00% due 04/15/2050		109,000	117,048
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026		820,000	886,692
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024		69,000	72,503
Simon Property Group LP Senior Notes 3.25% due 09/13/2049		100,000	91,712
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025		790,000	756,425
Welltower, Inc. Senior Notes 2.75% due 01/15/2031		90,000	92,742

			8,008,899

Real Estate Management/Services — 0.3%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*		511,000	530,495

31

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services (continued)
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	$493,000	$512,682

		1,043,177

Recycling — 0.2%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	638,000	645,975

Rental Auto/Equipment — 0.2%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	725,000	384,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	508,000	457,307

		841,557

Research & Development — 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	92,000	94,760
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	375,000	391,406

		486,166

Resorts/Theme Parks — 0.3%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	415,000	438,862
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	540,000	512,082
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	48,000	51,060

		1,002,004

Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	225,000	228,937
Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	117,000	153,346

		382,283

Retail-Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	464,000	413,178

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	88,000	87,739

Retail-Auto Parts (continued)
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	128,000	144,231

		231,970

Retail-Automobile — 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	45,000	53,020

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	86,000	85,932

Retail-Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	121,000	138,718

Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	452,000	460,475

Retail-Petroleum Products — 0.2%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	569,000	605,985

Retail-Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	132,000	121,387
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	53,000	62,671

		184,058

Retail-Restaurants — 0.5%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	700,000	712,985
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	104,000	103,411
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	875,000	730,625
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	69,000	77,477
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	66,000	80,329

		1,704,827

Satellite Telecom — 0.3%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	901,000	975,062

32

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		$357,000	$385,098
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		159,000	161,965

			547,063

Security Services — 0.2%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*		711,000	709,898
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*		68,000	70,890

			780,788

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*		91,000	104,449

Software Tools — 0.0%
VMware, Inc. Senior Notes 4.70% due 05/15/2030		126,000	149,418

Steel-Producers — 0.2%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		475,000	494,000
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030		51,000	49,901
Steel Dynamics, Inc. Senior Notes 3.25% due 01/15/2031		40,000	42,800
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030		126,000	138,921

			725,622

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079		243,000	309,261

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028		37,000	37,070
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		634,000	748,529
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		54,000	63,437
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		40,000	47,725

Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		65,000	78,546
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*		484,000	497,257
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		525,000	587,790
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030		212,000	211,290
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	100,000	142,018
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		69,000	85,111
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		135,000	168,301
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		115,000	159,259
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*		646,000	666,801

			3,493,134

Television — 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		373,000	412,165
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		416,000	472,160
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		476,000	505,999

			1,390,324

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		76,000	85,178

Transport-Air Freight — 0.2%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*		833,000	841,205

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.00% due 06/30/2030		78,000	89,851
GATX Corp. Senior Notes 4.35% due 02/15/2024		150,000	163,899

			253,750

33

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		$129,000	$133,660

Transport-Rail — 0.0%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029		96,000	101,763
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		51,000	56,703

			158,466

Transport-Services — 0.1%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035		156,000	158,285
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025		91,000	103,679

			261,964

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*		29,000	30,830
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		278,000	304,237
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*		84,000	94,185

			429,252

Vitamins & Nutrition Products — 0.1%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		496,000	509,639

Water — 0.0%
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050		54,000	60,546
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050		80,000	85,514

			146,060

Web Portals/ISP — 0.1%
Alphabet, Inc. Senior Notes 1.10% due 08/15/2030		144,000	143,363

Web Portals/ISP (continued)
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050		136,000	127,295

			270,658

Total U.S. Corporate Bonds & Notes
(cost $129,503,438)			132,685,184

FOREIGN CORPORATE BONDS & NOTES — 15.0%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*		206,000	230,228

Agricultural Chemicals — 0.4%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		519,000	472,290
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050		104,000	118,907
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		668,000	689,175
Yara International ASA Senior Notes 3.15% due 06/04/2030*		53,000	56,715

			1,337,087

Airlines — 0.1%
Delta Air Lines/Skymiles Senior Sec. Notes 4.50% due 10/20/2025*		177,930	182,708
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*		132,000	137,053

			319,761

Airport Development/Maintenance — 0.1%
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		460,000	407,100

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co, Ltd. Senior Notes 2.65% due 03/17/2026*	EUR	150,000	177,506
RCI Banque SA Senior Notes 1.88% due 11/08/2022	GBP	80,000	102,872

			280,378

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		367,000	419,298

Banks-Commercial — 1.3%
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*		300,000	300,939

34

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		$490,000	$533,429
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025		213,000	224,649
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*		261,000	259,973
Danske Bank A/S Senior Notes 0.50% due 08/27/2025	EUR	225,000	262,641
Danske Bank A/S Sub. Notes 1.38% due 02/12/2030	EUR	245,000	284,587
Danske Bank A/S Senior Notes 2.25% due 01/14/2028	GBP	100,000	130,917
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*		200,000	215,332
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*		900,000	869,130
ING Groep NV Senior Notes 1.40% due 07/01/2026*		249,000	251,839
Philippine National Bank Senior Notes 3.28% due 09/27/2024		600,000	624,968
Skandinaviska Enskilda Banken AB Sub. Notes 2.50% due 05/28/2026	EUR	200,000	237,569
Standard Chartered PLC Senior Notes 0.90% due 07/02/2027	EUR	200,000	233,529

			4,429,502

Banks-Special Purpose — 0.1%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		312,000	314,119

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032		152,000	152,334

Brewery — 0.1%
Anheuser-Busch InBev SA/NV Company Guar. Notes 3.70% due 04/02/2040	EUR	125,000	187,104
Heineken NV Senior Notes 2.25% due 03/30/2030	EUR	175,000	237,360

			424,464

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA Senior Notes 1.75% due 09/15/2030		33,000	33,209

Building-Residential/Commercial — 0.1%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*		215,000	217,709
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		339,000	348,323

			566,032

Cable/Satellite TV — 0.2%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		661,000	641,996

Cellular Telecom — 0.4%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*		210,000	218,400
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		800,000	838,320
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		68,000	84,428
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		98,000	126,696

			1,267,844

Chemicals-Diversified — 0.3%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		202,000	188,618
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		200,000	186,750
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.38% due 06/19/2024		220,000	228,569
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.13% due 07/19/2027		200,000	215,591
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		270,000	267,952

			1,087,480

Chemicals-Other — 0.1%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*		200,000	215,543

Chemicals-Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029		63,000	63,932

35

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.1%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	$432,000	$440,100

Computer Software — 0.1%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	415,000	423,300

Containers-Metal/Glass — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	450,000	458,550
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	650,000	700,846

		1,159,396

Containers-Paper/Plastic — 0.5%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	559,000	587,649
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	674,000	707,700
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	354,000	400,905

		1,696,254

Cruise Lines — 0.3%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	500,000	506,250
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	64,000	74,080
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	615,000	544,503

		1,124,833

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	137,000	153,242

Diversified Banking Institutions — 1.4%
Banco Santander SA Senior Notes 1.38% due 01/05/2026	EUR 300,000	364,868
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	211,604
Barclays PLC Senior Notes 3.00% due 05/08/2026	GBP 100,000	135,638
BNP Paribas SA Sub. Notes 2.88% due 03/20/2026	EUR 450,000	533,220

Diversified Banking Institutions (continued)
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	444,000	476,174
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP 200,000	283,498
Deutsche Bank AG NY Senior Notes 2.22% due 09/18/2024	150,000	151,042
HSBC Holdings PLC Senior Notes 0.88% due 09/06/2024	EUR 150,000	179,039
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP 120,000	165,390
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	200,000	223,298
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	207,000	216,803
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	474,000	498,179
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	400,000	384,232
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	205,914
NatWest Markets PLC Senior Notes 2.75% due 04/02/2025	EUR 150,000	190,931
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	222,000	227,762
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR 250,000	296,410
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	298,000	303,587

		5,047,589

Diversified Financial Services — 0.3%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	582,000	596,550
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	484,000	510,890

		1,107,440

Diversified Minerals — 0.4%
Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*	400,000	459,802

36

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		$636,000	$678,936
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030*		82,000	85,799
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041		52,000	60,113

			1,284,650

Electric-Distribution — 0.3%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027		600,000	620,813
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*		250,000	234,312
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		200,000	182,550

			1,037,675

Electric-Generation — 0.5%
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	100,000	172,396
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		375,600	432,470
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037		600,000	617,316
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029		300,000	305,756
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		200,000	216,157

			1,744,095

Electric-Integrated — 0.1%
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*		320,000	321,603

Electric-Transmission — 0.0%
RTE Reseau de Transport d’Electricite SADIR Senior Notes 1.13% due 07/08/2040	EUR	100,000	122,829

Energy-Alternate Sources — 0.1%
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024		200,000	206,500

Energy-Alternate Sources (continued)
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022		200,000	203,290

			409,790

Finance-Consumer Loans — 0.1%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		533,000	539,663

Finance-Leasing Companies — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		614,000	612,516
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*		580,000	575,199

			1,187,715

Food-Meat Products — 0.1%
BRF SA Senior Notes 4.88% due 01/24/2030*		200,000	205,248
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		279,000	284,608

			489,856

Food-Retail — 0.1%
Auchan Holding SA Senior Notes 2.63% due 01/30/2024	EUR	200,000	244,312
Tesco Corp.orate Treasury Services PLC Company Guar. Notes 0.88% due 05/29/2026	EUR	135,000	160,993

			405,305

Gas-Distribution — 0.0%
Centrica PLC Senior Notes 4.38% due 03/13/2029	GBP	100,000	154,510

Gold Mining — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030		208,000	213,371

Independent Power Producers — 0.1%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029		400,000	429,004

Industrial Gases — 0.1%
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023		300,000	309,358

Insurance-Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030		82,000	97,377

37

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		$122,000	$132,167

			229,544

Insurance-Property/Casualty — 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		205,000	229,714

Investment Companies — 0.3%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		230,000	240,396
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026		400,000	436,382
MDGH — GMTN BV Company Guar. Notes 3.70% due 11/07/2049		400,000	447,159

			1,123,937

Machinery-Farming — 0.1%
CNH Industrial Finance Europe SA Company Guar. Notes 1.75% due 03/25/2027	EUR	150,000	178,559

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050		48,000	43,492
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*		400,000	399,600
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*		621,000	456,435
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		235,000	261,302
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050		204,000	207,234
Upjohn Finance BV Company Guar. Notes 1.91% due 06/23/2032	EUR	100,000	121,964

			1,490,027

Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 1.50% due 11/15/2023	EUR	160,000	192,528

Metal-Aluminum — 0.1%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028		200,000	243,506

Security Description	Principal Amount(18)		Value (Note 2)

Metal-Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		$200,000	$191,750
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		482,000	481,398

			673,148

Metal-Diversified — 0.1%
Glencore Finance Europe, Ltd. Company Guar. Notes 1.50% due 10/15/2026	EUR	150,000	180,321

Metal-Iron — 0.2%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		600,000	651,126

Motion Pictures & Services — 0.2%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*		847,000	852,294

Multimedia — 0.1%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*		200,000	196,250

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030		88,000	88,652
CNOOC Finance, Ltd. Company Guar. Notes 2.88% due 09/30/2029		440,000	468,839
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		663,000	650,350
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*		400,000	358,732
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		425,000	382,500
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022		200,000	103,000
Wintershall Dea Finance B.V. Company Guar. Notes 1.33% due 09/25/2028	EUR	200,000	219,511

			2,271,584

Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	200,000	278,963
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		689,000	622,911

38

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		$135,000	$147,150
Ecopetrol SA Senior Notes 6.88% due 04/29/2030		300,000	359,250
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		66,000	68,469
Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049		79,000	83,772
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041		200,000	254,978
Petro-Canada Senior Notes 5.95% due 05/15/2035		49,000	60,583
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		350,000	268,275
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027		350,000	328,125
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		550,000	456,745
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		300,000	232,860
Shell International Finance BV Company Guar. Notes 1.50% due 04/07/2028	EUR	140,000	179,233
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		63,000	68,815

			3,410,129

Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031		255,000	255,625

Petrochemicals — 0.1%
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		200,000	209,750

Real Estate Investment Trusts — 0.2%
Hammerson PLC Senior Notes 2.00% due 07/01/2022	EUR	175,000	191,391
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050		400,000	399,000

			590,391

Real Estate Operations & Development — 0.2%
Aroundtown SA Senior Notes 1.45% due 07/09/2028		EUR 200,000	237,810
Aroundtown SA Senior Notes 3.25% due 07/18/2027		GBP 100,000	136,795
Logicor Financing SARL Company Guar. Notes 0.75% due 07/15/2024		EUR 375,000	439,864

			814,469

Retail-Petroleum Products — 0.2%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		633,000	648,034

Satellite Telecom — 0.5%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*		739,000	741,328
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		214,000	214,867
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		823,000	828,925

			1,785,120

Security Services — 0.2%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		693,000	727,650

Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		200,000	198,220
TSMC Global, Ltd. Company Guar. Notes 1.38% due 09/28/2030*		200,000	196,001

			394,221

Steel-Producers — 0.1%
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022		200,000	201,986

SupraNational Banks — 0.2%
African Development Bank Senior Notes 0.75% due 04/03/2023		142,000	143,740
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		228,000	237,358
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		121,000	137,312

39

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
International Finance Corp. Senior Notes 0.50% due 03/20/2023	$256,000	$257,307

		775,717

Telecom Services — 0.3%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	630,000	600,887
Optus Finance Pty, Ltd. Company Guar. Notes 1.00% due 06/20/2029	EUR 300,000	363,047

		963,934

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	78,000	103,740
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP 100,000	169,763

		273,503

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	88,000	133,969

Transport-Services — 0.1%
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	290,000	301,658

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	190,000	204,013

Warehousing & Harbor Transportation Services — 0.1%
DP World PLC Senior Notes 4.70% due 09/30/2049	400,000	404,000

Total Foreign Corporate Bonds & Notes
(cost $51,701,935)		52,598,592

FOREIGN GOVERNMENT OBLIGATIONS — 15.5%
Sovereign — 15.5%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	550,000	562,157
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040	270,000	250,968
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*	370,000	352,425
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029	1,000,000	1,024,380

Sovereign (continued)
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	350,000	338,122
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	550,000	544,258
Dominican Republic Senior Notes 5.88% due 01/30/2060*	400,000	378,004
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*	460,000	488,042
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027	1,070,000	1,189,042
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049	600,000	642,000
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*	200,000	244,000
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	700,000	684,250
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	580,000	584,350
Government of Romania Senior Notes 3.00% due 02/14/2031*	750,000	769,590
Government of Romania Senior Notes 3.00% due 02/14/2031	770,000	790,112
Government of Romania Senior Notes 4.00% due 02/14/2051*	500,000	515,000
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	200,000	183,760
Government of Ukraine Senior Notes 7.75% due 09/01/2022	400,000	409,500
Government of Ukraine Senior Notes 7.75% due 09/01/2023	550,000	558,591
Government of Ukraine Senior Notes 7.75% due 09/01/2024	250,000	250,625
Government of Ukraine Senior Notes 9.75% due 11/01/2028	800,000	864,000
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027	655,000	651,070
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024	500,000	529,468

40

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Bahrain Senior Notes 6.00% due 09/19/2044	$200,000	$183,909
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*	340,000	372,083
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027	550,000	550,006
Kingdom of Jordan Senior Notes 5.85% due 07/07/2030*	725,000	702,359
Kingdom of Jordan Senior Bonds 7.38% due 10/10/2047	470,000	466,121
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030	400,000	434,392
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*	1,085,000	1,178,288
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028	240,000	265,862
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060	200,000	246,500
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*	300,000	372,000
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047	300,000	366,690
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049	280,000	362,012
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR 545,000	1,040,206
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031	187,500	222,893
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	720,000	957,600
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	360,000	547,246
Republic of Angola Senior Notes 9.13% due 11/26/2049	350,000	272,125
Republic of Angola Senior Notes 9.50% due 11/12/2025	350,000	303,639
Republic of Armenia Senior Notes 3.95% due 09/26/2029	210,000	203,217

Sovereign (continued)
Republic of Belarus Senior Notes 5.88% due 02/24/2026*	760,000	703,334
Republic of Belarus Senior Notes 6.38% due 02/24/2031*	550,000	512,904
Republic of Belarus Senior Notes 6.88% due 02/28/2023	750,000	725,715
Republic of Chile Senior Notes 2.45% due 01/31/2031	600,000	630,906
Republic of Chile Senior Notes 3.50% due 01/25/2050	300,000	342,000
Republic of Colombia Senior Notes 3.13% due 04/15/2031	535,000	548,915
Republic of Colombia Senior Notes 4.50% due 03/15/2029	500,000	561,570
Republic of Colombia Senior Notes 5.00% due 06/15/2045	230,000	267,950
Republic of Colombia Senior Notes 10.38% due 01/28/2033	320,000	501,203
Republic of Costa Rica Senior Notes 6.13% due 02/19/2031	1,400,000	1,316,000
Republic of El Salvador Senior Notes 6.38% due 01/18/2027	360,000	309,060
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	600,000	515,400
Republic of El Salvador Senior Notes 8.63% due 02/28/2029	85,000	80,283
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*	740,000	699,300
Republic of Georgia Notes 6.88% due 04/12/2021	200,000	203,278
Republic of Ghana Senior Notes 6.38% due 02/11/2027*	350,000	314,558
Republic of Ghana Senior Notes 8.63% due 06/16/2049	560,000	470,400
Republic of Ghana Senior Notes 8.75% due 03/11/2061*	253,000	213,056
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025	300,000	334,796

41

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		$500,000	$772,419
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	230,000	347,942
Republic of Italy Senior Notes 2.20% due 06/01/2027	EUR	870,000	1,133,026
Republic of Italy Senior Notes 2.50% due 11/15/2025	EUR	380,000	495,386
Republic of Italy Senior Notes 4.00% due 10/17/2049		200,000	214,321
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	700,000	917,109
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		929,600	859,880
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		900,000	840,726
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		350,000	349,394
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		350,000	542,675
Republic of Kenya Senior Notes 6.88% due 06/24/2024		1,100,000	1,117,798
Republic of Kenya Senior Notes 7.00% due 05/22/2027		670,000	656,935
Republic of Kenya Senior Notes 8.00% due 05/22/2032		200,000	197,061
Republic of Kenya Senior Notes 8.25% due 02/28/2048		250,000	239,500
Republic of Panama Senior Notes 3.87% due 07/23/2060		600,000	686,100
Republic of Panama Senior Notes 4.50% due 04/01/2056		200,000	250,500
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	290,252
Republic of Panama Senior Notes 9.38% due 04/01/2029		200,000	307,252
Republic of Paraguay Senior Notes 4.95% due 04/28/2031*		450,000	518,175

Sovereign (continued)
Republic of South Africa Senior Notes 4.30% due 10/12/2028		350,000	326,004
Republic of South Africa Senior Notes 5.38% due 07/24/2044		500,000	423,030
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		420,000	308,700
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028		400,000	270,000
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		500,000	337,500
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		1,050,000	708,750
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		405,000	428,275
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		200,000	233,326
Republic of Turkey Senior Notes 5.13% due 02/17/2028		500,000	454,750
Republic of Turkey Senior Notes 5.75% due 05/11/2047		800,000	632,560
Republic of Turkey Senior Notes 6.63% due 02/17/2045		570,000	497,371
Republic of Turkey Senior Notes 7.63% due 04/26/2029		460,000	473,363
Russian Federation Senior Notes 4.38% due 03/21/2029		1,200,000	1,376,827
Russian Federation Senior Notes 5.25% due 06/23/2047		200,000	264,793
State of Qatar Senior Notes 3.40% due 04/16/2025*		330,000	361,673
State of Qatar Senior Notes 3.75% due 04/16/2030*		320,000	370,749
State of Qatar Senior Notes 4.40% due 04/16/2050		400,000	514,680
State of Qatar Senior Notes 4.40% due 04/16/2050*		335,000	431,044
State of Qatar Senior Notes 4.82% due 03/14/2049		1,140,000	1,534,953

42

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
State of Qatar Senior Notes 5.10% due 04/23/2048		$400,000	$555,672
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		600,000	551,362
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	90,000	126,537
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	90,000	179,410
United Mexican States Senior Notes 4.50% due 01/31/2050		320,000	338,400
United Mexican States Senior Bonds 4.75% due 03/08/2044		220,000	239,910
United Mexican States Senior Notes 5.00% due 04/27/2051		450,000	504,000

Total Foreign Government Obligations
(cost $54,285,667)			54,281,580

U.S. GOVERNMENT AGENCIES — 15.9%
Federal Home Loan Bank — 0.3%
3.25% due 11/16/2028		1,000,000	1,200,317

Federal Home Loan Mtg. Corp. — 4.6%
2.50% due 01/01/2028		132,604	140,337
2.50% due 04/01/2028		39,739	42,030
2.50% due 03/01/2031		75,359	78,810
2.50% due 11/01/2032		549,670	589,032
3.00% due 07/01/2045		1,422,284	1,500,923
3.00% due 10/01/2045		478,527	504,153
3.50% due 03/01/2042		208,728	226,178
3.50% due 04/01/2042		220,253	238,560
3.50% due 09/01/2043		176,091	193,843
3.50% due 07/01/2045		1,985,073	2,146,895
3.50% due 03/01/2046		698,857	745,223
3.50% due 11/01/2047		955,908	1,012,389
3.50% due 01/01/2048		866,770	921,371
3.50% due 03/01/2048		2,757,062	2,987,275
3.50% due 04/01/2050		912,653	961,881
4.00% due 01/01/2046		207,221	227,993
4.00% due 07/01/2049		368,839	400,452
4.00% due 01/01/2050		422,521	450,338
4.50% due 03/01/2039		911,380	1,032,075
4.50% due 12/01/2039		4,718	5,296
4.50% due 07/01/2045		975,323	1,096,678
5.00% due 02/01/2034		13,301	15,315
5.00% due 05/01/2034		21,001	24,125
5.00% due 11/01/2043		139,828	160,874
5.50% due 05/01/2037		30,958	35,936
6.00% due 03/01/2040		25,748	30,412
6.50% due 02/01/2035		5,983	6,950
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037		4,915	5,090
3.47% (12 ML+1.88%) due 11/01/2037		49,277	52,152

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)		164,424	169,366
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.65% (6.80%-1 ML) due 09/15/2039(3)(5)(6)		201,879	33,575

			16,035,527

Federal National Mtg. Assoc. — 7.7%
2.50% due 12/01/2026		269,163	281,703
2.50% due 08/01/2031		1,285,474	1,345,390
2.50% due 02/01/2032		527,113	560,306
2.50% due 05/01/2050		390,478	414,327
2.50% due 06/01/2050		977,995	1,026,675
3.00% due 10/01/2027		129,640	136,276
3.00% due 03/01/2030		761,561	818,538
3.00% due 10/01/2030		112,790	118,320
3.00% due 02/01/2033		1,132,611	1,189,204
3.00% due 07/01/2034		649,357	680,901
3.00% due 11/01/2039		565,002	591,610
3.00% due 12/01/2042		79,476	85,794
3.00% due 04/01/2047		1,494,844	1,573,084
3.00% due 09/01/2048		1,498,945	1,572,841
3.00% due 11/01/2048		1,164,621	1,222,050
3.00% due 06/01/2049		679,044	726,157
3.00% due 03/01/2050		942,658	993,224
3.50% due 08/01/2026		43,467	46,035
3.50% due 08/01/2027		27,031	28,625
3.50% due 10/01/2028		18,964	20,548
3.50% due 02/01/2043		90,488	101,828
3.50% due 10/01/2045		192,547	210,815
3.50% due 11/01/2045		109,629	116,881
3.50% due 03/01/2046		1,502,058	1,596,204
3.50% due 07/01/2046		98,372	106,710
3.50% due 04/01/2048		1,064,211	1,143,644
4.00% due 11/01/2025		59,158	62,733
4.00% due 03/01/2039		813,005	871,820
4.00% due 02/01/2045		1,063,705	1,184,854
4.00% due 05/01/2047		322,882	346,291
4.00% due 07/01/2047		1,374,220	1,473,543
4.00% due 06/01/2048		571,864	617,289
4.00% due 09/01/2048		571,053	611,009
4.00% due 01/01/2049		946,872	1,009,829
4.00% due 03/01/2050		832,172	886,951
4.50% due 11/01/2022		2,091	2,190
4.50% due 06/01/2023		4,412	4,635
4.50% due 08/01/2045		1,200,028	1,374,406
4.50% due 10/01/2048		44,007	47,563
4.50% due 11/01/2048		892,313	967,697
4.50% due 03/01/2049		92,191	99,695
5.00% due 01/01/2023		2,384	2,510
5.00% due 03/01/2034		12,400	14,248
5.00% due 05/01/2035		6,548	7,512
5.00% due 05/01/2040		51,789	59,650
5.50% due 06/01/2038		15,952	18,513
6.00% due 02/01/2032		3,982	4,443
6.00% due 05/01/2034		1,068	1,264

43

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 10/01/2034	$15,661	$17,482
7.50% due 01/01/2030	799	811
8.00% due 11/01/2028	1,553	1,711
Federal National Mtg. Assoc. FRS 2.40% (6 ML+1.54%) due 09/01/2035	37,006	38,255
3.07% (12 ML+1.57%) due 05/01/2037	8,942	9,327
3.11% (1 Yr USTYCR+2.26%) due 11/01/2036	17,461	18,409
3.12% (1 Yr USTYCR+2.22%) due 10/01/2035	27,055	28,509
3.28% (12 ML+1.91%) due 08/01/2035	31,819	33,530
3.32% (12 ML+1.67%) due 07/01/2039	34,704	36,312
3.72% (12 ML+1.77%) due 05/01/2040	39,308	40,985
3.76% (12 ML+1.83%) due 10/01/2040	16,832	17,532
3.99% (12 ML+1.82%) due 10/01/2040	11,164	11,635
Federal National Mtg. Assoc. REMIC
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	294,828	314,865
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	292,191	306,436

		27,252,134

Government National Mtg. Assoc. — 2.1%
2.50% due 05/20/2050	590,900	621,183
2.50% due 06/20/2050	1,979,202	2,080,634
3.00% due 05/20/2046	1,397,725	1,478,524
3.00% due 05/20/2050	1,476,938	1,552,212
4.50% due 10/20/2045	954,566	1,060,218
4.50% due 04/20/2047	501,812	546,042

		7,338,813

Uniform Mtg. Backed Securities — 1.2%
2.00% due October 30 TBA	750,000	775,430
2.50% due October 30 TBA	1,200,000	1,258,734
3.00% due October 30 TBA	2,000,000	2,095,117

		4,129,281

Total U.S. Government Agencies
(cost $54,159,455)		55,956,072

U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Notes — 0.6%
1.63% due 08/15/2029	1,000,000	1,089,062
2.00% due 05/31/2021	700,000	708,750
2.00% due 08/15/2025	100,000	108,371
2.50% due 01/31/2024	250,000	269,307

Total U.S. Government Treasuries
(cost $2,068,136)		2,175,490

LOANS(7)(8)(9) — 5.1%
Aerospace/Defense-Equipment — 0.0%
Spirit Aerosystems Inc. FRS BTL-B coupon TBD due 01/30/2025	29,391	29,318
WP CPP Holdings LLC FRS BTL-B1 4.50% (3 ML+3.50%) due 04/30/2025	123,099	107,250

		136,568

Airlines — 0.1%
Delta Air Lines, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 04/29/2023	116,371	116,054
SkyMiles IP, Ltd. FRS coupon TBD due 10/20/2027	24,890	25,077
WestJet Airlines, Ltd. FRS BTL-B coupon TBD due 12/11/2026	47,528	41,037
WestJet Airlines, Ltd. FRS BTL-B 4.00% (6 ML +3.00%) due 12/11/2026	132,006	113,979

		296,147

Apparel Manufacturers — 0.0%
Samsonite IP Holdings SARL FRS BTL-B2 4.65% (1 ML+4.50%) due 04/25/2025	97,972	95,400
Samsonite IP Holdings Sarl FRS BTL-B2 5.50% (1 ML+4.50%) due 04/25/2025	25,718	25,043

		120,443

Applications Software — 0.1%
Project Boost Purchaser LLC FRS BTL-B 3.65% (1 ML+3.50%) due 06/01/2026	166,015	161,139
VS Buyer LLC FRS BTL 3.40% (1 ML+3.25%) due 02/28/2027	87,065	85,215

		246,354

Athletic Equipment — 0.0%
Varsity Brands Holding Co., Inc. FRS 1st Lien 4.50% (1 ML+3.50%) due 12/15/2024	144,149	120,274

Auction Houses/Art Dealers — 0.0%
Sotheby’s FRS BTL-B 6.50% (1 ML+5.50%) due 01/15/2027	89,993	89,374

44

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

LOANS(7)(8)(9) (continued)
Auto Repair Centers — 0.1%
Mavis Tire Express Services Corp. FRS 1st Lien 3.47% (3 ML+3.25%) due 03/20/2025	$139,639	$132,075
Wand NewCo. 3, Inc. FRS BTL 3.15% (1 ML+3.00%) due 02/05/2026	28,887	27,840
Wand NewCo. 3, Inc. FRS BTL 4.07% (3 ML+3.00%) due 02/05/2026	72,613	69,981

		229,896

Auto/Truck Parts & Equipment-Original — 0.1%
TI Group Automotive Systems LLC FRS BTL-B 3.25% (1 ML+2.50%) due 06/30/2022	146,372	145,137

Broadcast Services/Program — 0.0%
NEP Group, Inc. FRS BTL 3.40% (1 ML +3.25%) due 10/20/2025	137,550	117,949

Building & Construction-Misc. — 0.0%
Verra Mobility Corp. FRS BTL 3.40% (1 ML+3.25%) due 02/28/2025	129,506	126,592

Building Products-Air & Heating — 0.0%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 12.00% due 12/31/2023(10)(11)(16)	174,536	134,567

Building Products-Doors & Windows — 0.0%
CHI Doors Holdings Corp. FRS 1st Lien 4.25% (1 ML+3.25%) due 07/29/2022	136,387	135,023

Building-Heavy Construction — 0.0%
USIC Holdings, Inc. FRS BTL 4.25% (1 ML+3.25%) due 12/08/2023	105,674	104,088

Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL-B 2.40% (1 ML+2.25%) due 07/17/2025	204,670	197,609
CSC Holdings LLC FRS BTL-B5 2.65% (1 ML+2.50%) due 04/15/2027	151,310	146,430

Cable/Satellite TV (continued)
UPC Broadband Holding BV FRS BTL-B1 coupon TBD due 01/31/2029	50,884	49,142
UPC Broadband Holding BV FRS BTL-B2 coupon TBD due 01/31/2029	50,884	49,142
Virgin Media Bristol LLC FRS BTL-Q coupon TBD due 01/31/2029	66,000	64,821

		507,144

Casino Hotels — 0.2%
Caesars Resort Collection LLC FRS BTL-B 2.90% (1 ML +2.75%) due 12/23/2024	204,012	190,638
CityCenter Holdings LLC FRS BTL-B 3.00% (1 ML+2.25%) due 04/18/2024	138,495	132,713
Golden Nugget, Inc. FRS BTL-B 2.65% (1 ML+2.50%) due 10/04/2023	68,515	61,081
Golden Nugget, Inc. FRS BTL-B 3.25% (2 ML+2.50%) due 10/04/2023	58,129	51,822
Golden Nugget, Inc. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	14,602	16,500
Station Casinos LLC FRS BTL-B 2.40% (1 ML+2.25%) due 02/08/2027	88,000	83,655

		536,409

Casino Services — 0.0%
Stars Group Holdings FRS BTL 3.72% (3 ML+3.50%) due 07/10/2025	86,428	86,365

Cellular Telecom — 0.1%
Altice France SA FRS BTL-B 3.84% (1 ML +3.69%) due 01/31/2026	37,613	36,109
Altice France SA FRS BTL-B13 4.15% (1 ML+4.00%) due 08/14/2026	171,938	166,350
T-Mobile USA, Inc. FRS BTL 3.15% (1 ML +3.00%) due 04/01/2027	71,853	71,763

		274,222

45

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

LOANS(7)(8)(9) (continued)
Chemicals-Diversified — 0.1%
Hexion, Inc. FRS BTL 3.80% (3 ML+3.50%) due 07/01/2026	$139,237	$136,800

Chemicals-Specialty — 0.1%
Diamond BC BV FRS BTL 3.26% (3 ML +3.00%) due 09/06/2024	138,187	128,946
PQ Corp. FRS BTL-B 4.00% (3 ML+3.00%) due 02/07/2027	66,632	66,283
Starfruit US HoldCo. LLC FRS BTL-B 3.15% (1 ML +3.00%) due 10/01/2025	184,443	177,987

		373,216

Commercial Services-Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 3.40% (1 ML +3.25%) due 10/01/2025	135,253	133,836
MoneyGram International, Inc. FRS BTL 7.00% (3 ML+6.00%) due 06/30/2023	109,502	106,901
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML+2.75%) due 06/07/2023	111,027	109,025

		349,762

Computer Data Security — 0.0%
McAfee LLC FRS BTL-B1 3.90% (1 ML+3.75%) due 09/30/2024	132,632	131,450

Computer Graphics — 0.1%
Corel, Inc. FRS BTL 5.26% (3 ML+5.00%) due 07/02/2026	144,904	140,557

Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML +3.25%) due 11/02/2026	119,334	115,828

Computer Software — 0.1%
Camelot Finance SA FRS BTL-B 3.15% (1 ML+3.00%) due 10/30/2026	101,383	99,693
Cornerstone OnDemand, Inc. FRS 4.41% (1 ML+4.25%) due 04/22/2027	117,780	117,449

Computer Software (continued)
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 11/03/2023	150,766	147,728

		364,870

Computers-Integrated Systems — 0.0%
Everi Payments, Inc. FRS BTL 11.50% (1 ML+10.50%) due 05/09/2024	60,958	61,873

Consulting Services — 0.0%
AlixPartners LLP FRS BTL 2.64% (1 ML +2.50%) due 04/04/2024	136,524	132,965

Consumer Products-Misc. — 0.0%
Reynolds Group Holdings, Inc. FRS BTL coupon TBD due 02/05/2026	104,112	102,420

Containers-Metal/Glass — 0.1%
Mauser Packaging Solutions Holding Co FRS BTL 3.52% (3 ML+3.25%) due 04/03/2024	188,110	177,216

Containers-Paper/Plastic — 0.1%
Charter NEX US, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 05/16/2024	97,067	94,579
Graham Packaging Company, Inc. FRS BTL 4.50% (1 ML+3.75%) due 08/04/2027	121,700	120,901
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	108,247	105,541
Trident TPI Holdings, Inc. FRS BTL-B1 coupon TBD due 10/17/2024	22,250	21,791
Trident TPI Holdings, Inc. FRS BTL-B1 4.00% (3 ML+3.00%) due 10/17/2024	64,520	63,190

		406,002

Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL 5.32% (3 ML +4.25%) due 10/01/2026	140,215	139,239

46

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

LOANS(7)(8)(9) (continued)
Cruise Lines — 0.0%
Carnival Corp. FRS Term B 8.50% (1 ML+7.50%) due 06/30/2025	$122,888	$124,015

Data Processing/Management — 0.0%
CCC Information Services, Inc. FRS 1st Lien 4.00% (1 ML+3.00%) due 04/29/2024	136,530	135,393

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. FRS BTL-B 4.40% (1 ML +4.25%) due 12/17/2026	215,451	209,687

Distribution/Wholesale — 0.1%
Fastlane Parent Co., Inc. FRS 1st Lien 4.65% (1 ML+4.50%) due 02/04/2026	105,659	101,433
Univar USA, Inc. FRS BTL-B3 2.40% (1 ML+2.25%) due 07/01/2024	122,290	120,456

		221,889

Diversified Operations — 0.0%
Travelport Finance Luxembourg SARL FRS Superpriority Term Loan coupon TBD due 02/28/2025	34,258	33,316
Travelport Finance Luxembourg SARL FRS Term Loan 5.22% (3 ML+5.00%) due 05/29/2026	199,907	124,442
Travelport Finance Luxembourg SARL FRS Stub Term Loan 8.00% (3 ML+7.00%) due 02/28/2025	34,258	32,867

		190,625

E-Commerce/Services — 0.0%
RentPath LLC FRS 2nd Lien 1.61% (3 ML+0.00%) due 12/17/2022†(4)(10)(11)(13)	1,062,906	106,291

Electric-Integrated — 0.0%
Talen Energy Supply LLC FRS BTL-B 3.90% (1 ML+3.75%) due 07/08/2026	83,000	81,444

Electronic Components-Misc. — 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 4.65% (1 ML+4.50%) due 07/09/2025	132,720	125,974

Electronic Components-Semiconductors — 0.0%
Bright Bidco BV FRS BTL-B 4.50% (6 ML+3.50%) due 06/30/2024	177,903	84,885

Electronic Parts Distribution — 0.1%
Tech Data Corp. FRS BTL 3.64% (1 ML+3.50%) due 06/30/2025	106,494	106,582
Tech Data Corp. FRS BTL 5.64% (1 ML+5.50%) due 06/30/2025	122,180	118,973

		225,555

Enterprise Software/Service — 0.4%
Applied Systems, Inc. FRS 1st Lein 4.25% (3 ML+3.25%) due 09/19/2024	132,645	131,816
Banff Merger Sub, Inc. FRS BTL 4.40% (1 ML+4.25%) due 10/02/2025	128,347	124,304
DCert Buyer, Inc. FRS BTL-B 4.15% (1 ML +4.00%) due 10/16/2026	105,068	103,545
Epicor Software Corp. FRS 5.25% (1 ML+4.25%) due 07/30/2027	105,000	104,370
Epicor Software Corp. FRS 8.75% (1 ML+7.75%) due 07/31/2028	13,411	13,691
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML+3.50%) due 06/13/2024	39,954	37,307
Finastra USA, Inc. FRS BTL-B 4.50% (6 ML+3.50%) due 06/13/2024	102,342	95,562
Greeneden US Holdings II LLC FRS BTL 3.40% (1 ML+3.25%) due 12/01/2023	137,154	136,150
MYOB US Borrower LLC FRS BTL 4.15% (1 ML+4.00%) due 05/06/2026	102,802	100,104
Sophia LP FRS 1st Lien coupon TBD due 10/07/2027	161,570	160,409
Sophia LP FRS BTL-B 4.25% (1 ML+3.25%) due 09/30/2022	128,783	128,219

47

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

LOANS(7)(8)(9) (continued)
Enterprise Software/Service (continued)
Ultimate Software Group, Inc. FRS 1st Lien 3.90% (1 ML +3.75%) due 05/04/2026	$102,477	$101,532
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML +4.00%) due 05/04/2026	20,863	20,775
Ultimate Software Group, Inc. FRS 2nd Lien 7.50% (3 ML+6.75%) due 05/03/2027	35,449	36,113

		1,293,897

Finance-Credit Card — 0.0%
PI US MergerCo, Inc. FRS BTL 4.50% (3 ML+3.50%) due 01/03/2025	135,546	130,463

Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	68,895	68,407
Motion Finco SARL FRS BTL-B 3.47% (3 ML+3.25%) due 11/12/2026	61,220	52,649
Motion Finco SARL FRS BTL-B2 3.47% (3 ML+3.25%) due 11/12/2026	8,046	6,919

		127,975

Food-Misc./Diversified — 0.1%
Dole Food Co., Inc. FRS BTL-B coupon TBD due 04/06/2024	30,168	29,678
Dole Food Co., Inc. FRS BTL-B 3.75% (1 ML+2.75%) due 04/06/2024	51,281	50,448
Froneri US, Inc. FRS BTL 2.40% (1 ML +2.25%) due 01/31/2027	121,288	116,474

		196,600

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B5 2.90% (1 ML+2.75%) due 08/14/2024	27,750	26,116
Scientific Games International, Inc. FRS BTL-B5 3.61% (6 ML+2.75%) due 08/14/2024	113,435	106,757

		132,873

Human Resources — 0.1%
Creative Artists Agency LLC FRS BTL-B 3.90% (1 ML+3.75%) due 11/27/2026	105,419	101,413
Team Health Holdings, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 02/06/2024	153,085	127,779

		229,192

Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 2.90% (1 ML+2.75%) due 05/09/2025	137,538	133,240
HUB International, Ltd. FRS BTL-B 3.22% (3 ML +3.00%) due 04/25/2025	138,468	133,552

		266,792

Insurance-Property/Casualty — 0.2%
AmWINS Group, Inc. FRS BTL 3.75% (1 ML+2.75%) due 01/25/2024	122,681	121,488
Asurion LLC FRS BTL-B6 3.15% (1 ML+3.00%) due 11/03/2023	139,066	136,781
Asurion LLC FRS 2nd Lien coupon TBD due 08/04/2025	50,000	50,036
Asurion LLC FRS 2nd Lien 6.65% (1 ML +6.50%) due 08/04/2025	6,670	6,675
Sedgwick Claims Management Services, Inc. FRS BTL 3.40% (1 ML +3.25%) due 12/31/2025	183,105	176,434

		491,414

Internet Financial Services — 0.1%
ION Trading Finance, Ltd. FRS BTL 5.00% (3 ML+4.00%) due 11/21/2024	141,621	138,582

Investment Management/Advisor Services — 0.1%
Advisor Group Holdings, Inc. FRS BTL-B 5.15% (1 ML+5.00%) due 07/31/2026	144,905	139,870

Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML +3.00%) due 08/01/2025	101,198	98,523

48

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

LOANS(7)(8)(9) (continued)
Machinery-General Industrial — 0.1%
Vertical US Newco, Inc. FRS BTL-B 4.57% (3 ML+4.25%) due 07/30/2027	$139,352	$138,083

Machinery-Pumps — 0.0%
STS Operating, Inc. FRS BTL 5.25% (1 ML+4.25%) due 12/11/2024	136,364	128,966

Medical Information Systems — 0.1%
Navicure, Inc. FRS BTL-B coupon TBD due 10/22/2026	75,000	73,126
Navicure, Inc. FRS BTL-B 4.75% (1 ML+4.00%) due 10/22/2026	37,841	36,895
Athenahealth, Inc. FRS BTL-B 4.75% (3 ML+4.50%) due 02/11/2026	122,689	120,746

		230,767

Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.90% (1 ML +3.75%) due 10/10/2025	261,008	186,185
Jaguar Holding Co. II FRS BTL 3.50% (1 ML+2.50%) due 08/18/2022	140,151	139,546

		325,731

Medical-Drugs — 0.1%
Akorn, Inc. FRS BTL-B 15.50% (1 ML+14.50%) due 04/16/2021(12)	114,678	96,616
Alphabet Holding Co., Inc. FRS 1st Lien 3.65% (1 ML+3.50%) due 09/26/2024	144,511	140,284
Bausch Health Americas, Inc. FRS BTL 2.90% (1 ML +2.75%) due 11/27/2025	82,999	80,976

		317,876

Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals LLC FRS BTL-B 3.69% (1 ML+3.50%) due 05/04/2025	120,382	113,159
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (3 ML +4.25%) due 04/29/2024	134,652	128,280

		241,439

Medical-Hospitals — 0.0%
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.90% (1 ML+3.75%) due 11/16/2025	110,231	106,924

Metal Processors & Fabrication — 0.1%
Crosby US Acquisition Corp. FRS BTL-B 4.91% (1 ML+4.75) due 06/26/2026	103,787	98,425
SEI Holdings I Corp. FRS 1st Lien 5.00% (3 ML+4.00%) due 03/27/2021	45,393	42,897

		141,322

Miscellaneous Manufacturing — 0.0%
Excelitas Technologies Corp. FRS 2nd Lien 8.50% (3 ML+7.50%) due 12/01/2025	105,000	102,813

Multimedia — 0.0%
EW Scripps Co. FRS BTL-B2 2.65% (1 ML+2.50%) due 05/01/2026	102,580	99,791

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL 4.00% (1 ML+3.00%) due 05/30/2025	95,068	94,528
GFL Environmental, Inc. FRS BTL 4.00% (3 ML+3.00%) due 05/30/2025	17,011	16,915

		111,443

Oil Companies-Exploration & Production — 0.0%
Osum Production Corp. FRS BTL 8.50% (3 ML+7.50%) due 07/31/2022	115,716	102,408

Oil Field Machinery & Equipment — 0.1%
Hi-Crush, Inc. FRS DIP Delayed Draw 0.50% (3 ML+0.50%) due 01/14/2021(11)(17)	108,671	108,671
Hi-Crush, Inc. FRS DIP 12.00% (1 ML+11.00%) due 01/14/2021(11)	115,252	115,252

		223,923

Oil-Field Services — 0.0%
Apergy Corp. FRS BTL 6.00% (3 ML+5.00%) due 05/28/2027	121,840	121,002

49

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

LOANS(7)(8)(9) (continued)
Pharmacy Services — 0.1%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024	$2,656	$2,600
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.50%) due 03/01/2024	97,172	95,107
HC Group Holdings II, Inc. FRS BTL-B 4.65% (1 ML+4.50%) due 08/06/2026	139,718	138,204

		235,911

Pipelines — 0.2%
Blackstone CQP Holdco LP FRS BTL-B 3.73% (3 ML+3.50%) due 09/30/2024	192,756	188,419
Hercules Merger Sub LLC FRS BTL-B 2.90% (1 ML+2.75%) due 11/01/2026	188,766	185,049
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML +3.25%) due 10/30/2024	145,904	136,906

		510,374

Protection/Safety — 0.0%
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (1 ML+3.25%) due 09/23/2026	41,955	41,513
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (3 ML+3.25%) due 09/23/2026	38,886	38,476
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (12 ML+3.25%) due 09/23/2026	38,886	38,477

		118,466

Publishing-Periodicals — 0.1%
Nielsen Finance LLC FRS BTL-B4 2.15% (1 ML+2.00%) due 10/04/2023	140,189	137,210

Quarrying — 0.0%
US Silica Co. FRS BTL-B 5.00% (1 ML+4.00%) due 05/01/2025	149,646	125,328

Real Estate Investment Trusts — 0.0%
Claros Mtg. Trust, Inc. FRS BTL-B 3.41% (1 ML+3.25%) due 08/09/2026	87,778	84,596

Real Estate Management/Services — 0.0%
Cushman & Wakefield FRS BTL 2.90% (1 ML+2.75%) due 08/21/2025	136,795	131,494

Research & Development — 0.0%
PAREXEL International Corp. FRS BTL 2.90% (1 ML +2.75%) due 09/27/2024	128,744	123,208

Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 3.15% (1 ML+3.00%) due 03/31/2024	208,903	195,847

Retail-Petroleum Products — 0.0%
EG America LLC FRS BTL 4.22% (3 ML+4.00%) due 02/07/2025	135,824	132,060

Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML +2.75%) due 02/05/2025	353	336
IRB Holding Corp. FRS BTL-B 3.75% (6 ML +2.75%) due 02/05/2025	137,179	130,749
Whatabrands LLC FRS BTL-B 2.91% (1 ML+2.75%) due 07/31/2026	125,684	122,594
Wok Holdings, Inc. FRS BTL 6.40% (1 ML+6.25%) due 03/01/2026	109,609	81,750

		335,429

Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 5.75% (3 ML +5.00%) due 09/25/2024	210,641	208,614

Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	103,664	101,872

Satellite Telecom — 0.1%
Connect Finco SARL FRS BTL-B 4.65% (1 ML+4.50%) due 12/11/2026	116,415	112,704
Intelsat Jackson Holdings SA FRS DIP 3.60% (3 ML+3.60%) due 07/13/2022(17)	19,009	19,278

50

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)

LOANS(7)(8)(9) (continued)
Satellite Telecom (continued)
Intelsat Jackson Holdings SA FRS DIP 6.50% (3 ML+5.50%) due 07/13/2022	$19,009	$19,279
Intelsat Jackson Holdings SA FRS BTL-B3 8.00% (USFRBPLR+4.75%) due 11/27/2023(13)	184,000	184,414
Iridium Satellite LLC FRS BTL-B 4.75% (1 ML+3.75%) due 11/04/2026	118,901	118,633

		454,308

Telecom Services — 0.1%
Cablevision Lightpath LLC FRS BTL-B coupon TBD due 09/15/2027	15,030	14,905
West Corp. FRS BTL-B1 4.50% (1 ML+3.50%) due 10/10/2024	116,967	105,489

		120,394

Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL-B 3.40% (1 ML+3.25%) due 04/06/2026	104,509	101,613

Telephone-Integrated — 0.1%
CenturyLink, Inc. FRS BTL-B 2.40% (1 ML +2.25%) due 03/15/2027	114,431	109,711
Level 3 Financing, Inc. FRS BTL-B 1.90% (1 ML+1.75%) due 03/01/2027	91,079	88,005
Zayo Group Holdings, Inc. FRS BTL 3.15% (1 ML+3.00%) due 03/09/2027	174,966	169,414

		367,130

Television — 0.1%
Ion Media Networks, Inc. FRS BTL-B1 3.15% (1 ML +3.00%) due 12/18/2024	139,468	138,806

Theaters — 0.2%
AMC Entertainment Holdings, Inc. FRS BTL-B 3.22% (3 ML+3.00%) due 04/22/2026	135,313	86,187
Cineworld, Ltd. FRS BTL 2.52% (6 ML+2.25%) due 02/28/2025	190,210	127,169

Theaters (continued)
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.90% (1 ML+2.75%) due 05/18/2025	565,568	483,560

		696,916

Transactional Software — 0.0%
Solera LLC FRS BTL-B 2.94% (2 ML+2.75%) due 03/03/2023	123,034	120,134

Transport-Truck — 0.1%
Pods LLC FRS 1st Lien 3.75% (1 ML+2.75%) due 12/06/2024	147,358	144,104

Total Loans
(cost $19,426,950)		17,766,991

COMMON STOCKS — 0.2%
Building Products-Air & Heating — 0.0%
API Heat Transfer, Inc.†(10)(11)	171,230	13,356

Television — 0.2%
ION Media Networks, Inc.†(10)(11)	655	566,868

Total Common Stocks
(cost $56,513)		580,224

PREFERRED SECURITIES — 0.1%
Building Products-Air & Heating — 0.0%
API Heat Transfer, Inc. Class A†(10)(11)	36,495	2,569

Electric-Distribution — 0.1%
Entergy Louisiana LLC 4.70%	5,200	131,144

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†	5,875	52,287

Total Preferred Securities
(cost $257,205)		186,000

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.8%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV 3.38% due 06/27/2024(14)	EUR 100,000	118,037
Volkswagen International Finance NV 3.75% due 03/24/2021(14)	EUR 300,000	354,373

		472,410

Banks-Commercial — 0.0%
Barclays Bank PLC FRS 0.23% (3 ME+0.71%) due 12/15/2020(14)	EUR 100,000	98,457

Banks-Money Center — 0.2%
BBVA Bancomer SA 5.13% due 01/18/2033*	201,000	193,463

51

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks-Money Center (continued)
National Westminster Bank PLC FRS 1.65% (3 ME + 2.15%) due 01/05/2021(14)	EUR	300,000	$329,927

			523,390

Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086		$115,000	150,833

Building & Construction-Misc. — 0.1%
China Minmetals Corp. 3.75% due 11/13/2022(14)		335,000	340,685

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC 6.00% due 09/29/2023(14)	EUR	200,000	246,832
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(14)		185,000	192,144

			438,976

Electric-Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		276,000	284,289

Electric-Integrated — 0.1%
CMS Energy Corp. 4.75% due 06/01/2050		87,000	92,238
Dominion Resources, Inc. 5.75% due 10/01/2054		84,000	89,040
Enel SpA 3.50% due 05/24/2080	EUR	200,000	248,260

			429,538

Food-Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		367,000	416,545

Gas-Distribution — 0.1%
Centrica PLC 3.00% due 04/10/2076	EUR	300,000	351,725

Insurance-Life/Health — 0.1%
Credit Agricole Assurances SA 4.75% due 09/27/2048	EUR	100,000	139,670
Prudential Financial, Inc. 5.70% due 09/15/2048		168,000	189,933
Voya Financial, Inc. 4.70% due 01/23/2048		112,000	112,105

			441,708

Insurance-Multi-line — 0.1%
Ageas Sub. Notes 3.25% due 07/02/2049	EUR	100,000	126,332
Allianz SE 4.75% due 10/24/2023(14)	EUR	200,000	259,002

			385,334

Metal-Aluminum — 0.1%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(14)		400,000	405,600

Metal-Diversified — 0.1%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(14)		200,000	203,116

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC 3.63% due 12/31/2099	EUR	160,000	193,092
BP Capital Markets PLC 4.88% due 03/22/2030(14)		140,000	149,800

			342,892

Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(14)		65,000	26,000
Enterprise Products Operating LLC 5.25% due 08/16/2077		56,000	53,326

			79,326

Real Estate Investment Trusts — 0.2%
Unibail-Rodamco-Westfield SE 2.13% due 07/25/2023(14)	EUR	500,000	523,276

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060		184,000	191,335

Transport-Rail — 0.1%
CRCC Chengan, Ltd. 3.97% due 06/27/2024(14)		400,000	408,186

Total Preferred Securities/Capital Securities
(cost $6,317,496)			6,487,621

ESCROWS AND LITIGATION TRUSTS — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(11)(13)(15)		1,330,000	0
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(11)		222,000	22
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(11)		280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(11)		361,000	36
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(11)(13)(15)		100,000	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(11)		459,551	3,309

Total Escrows and Litigation Trusts
(cost $1,913,126)			3,395

Total Long-Term Investment Securities
(cost $325,415,712)			328,672,235

52

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 7.1%
Registered Investment Companies — 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(20)
(cost $24,869,046)	24,869,046	$24,869,046

TOTAL INVESTMENTS
(cost $350,284,758)(19)	100.8%	353,541,281
Liabilities in excess of other assets	(0.8)	(2,792,128)

NET ASSETS	100.0%	$350,749,153

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $106,708,691 representing 30.4% of net assets.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Security in default of interest.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2020.
(7)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(8)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value per Principal amount/ Share	% of Net Assets
Loans

API Heat Transfer ThermaSys Corp. 12.00% due 12/31/2023	12/31/2018	$158,974	$158,974
	03/31/2020	5,202	5,202
	06/30/2020	5,167	5,167
	09/30/2020	5,193	5,193

		174,536	174,536	$134,567	$77.10	0.04%

RentPath LLC 1.61% due 12/17/2022	05/14/2015	493,906	472,915
	06/09/2015	200,000	192,000
	01/18/2017	4,000	3,600
	06/21/2017	365,000	352,225

		1,062,906	1,020,740	106,291	10.00	0.03

Common Stocks

API Heat Transfer, Inc.	12/31/2018	171,230	56,506	13,356	0.08	0.00
ION Media Networks, Inc.	12/16/2016	655	7	566,868	865.45	0.16
Preferred Securities

API Heat Transfer, Inc. Class A	12/31/2018	36,495	36,495	2,569	0.07	0.00

				$823,651		0.23%

53

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

(11)	Securities classified as Level 3 (See Note 2).
(12)

PIK (“Payment in Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer. The security is current paying interest in cash at 14.75%. The security is also currently paying interest in the form of additional loans at 0.75%.

(13)	Company has filed for bankruptcy protection.
(14)	Perpetual maturity — maturity date reflects the next call date.
(15)	Security in default of interest and principal at maturity.
(16)

PIK (“Payment in Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(17)	All or a portion of this holding is subject to unfunded loan commitments (See Note 10).
(18)	Denominated in United States dollars unless otherwise indicated.
(19)	See Note 5 for cost of investments on a tax basis.
(20)	The rate shown is the 7-day yield as of September 30, 2020.
BTL —	Bank Term Loan
DIP —	Debtor in Possession
REMIC —	Real Estate Mortgage Investment Conduit
TBA —

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TBD —

Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC —	Unlimited Liability Corp.
FRS —	Floating Rate Security
VRS —	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2020 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR — Euro Currency

GBP — British Pound

Index Legend

3 ME — 3 Month Euribor

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A.	EUR	11,543,200	USD	13,280,040	11/19/2020	$—	$(267,214)
	EUR	4,000,000	USD	4,727,888	01/14/2021	26,495	—
	GBP	1,820,000	USD	2,339,740	11/19/2020	—	(9,253)
	USD	356,349	EUR	300,000	11/19/2020	—	(4,265)

Unrealized Appreciation (Depreciation)						$26,495	$(280,732)

EUR — Euro Currency

GBP — British Pound

USD — United States Dollar

54

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$5,951,086	$—	$5,951,086
U.S. Corporate Bonds & Notes	—	132,685,184	—	132,685,184
Foreign Corporate Bonds & Notes	—	52,598,592	—	52,598,592
Foreign Government Obligations	—	54,281,580	—	54,281,580
U.S. Government Agencies	—	55,956,072	—	55,956,072
U.S. Government Treasuries	—	2,175,490	—	2,175,490
Loans:
Buiding Products-Air & Heating	—	—	134,567	134,567
E-Commerce/Services	—	—	106,291	106,291
Oil Field Machinery & Equipment	—	—	223,923	223,923
Other Industries	—	17,302,210	—	17,302,210
Common Stocks:
Buiding Products-Air & Heating	—	—	13,356	13,356
Television	—	—	566,868	566,868
Preferred Securities:
Building Products-Air & Heating	—	—	2,569	2,569
Other Industries	183,431	—	—	183,431
Preferred Securities/Capital Securities	—	6,487,621	—	6,487,621
Escrows and Litigation Trusts	—	—	3,395	3,395
Short-Term Investment Securities	24,869,046	—	—	24,869,046

Total Investments at Value	$25,052,477	$327,437,835	$1,050,969	$353,541,281

Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$26,495	$—	$26,495

LIABILITIES:
Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$280,732	$—	$280,732

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

55

AIG Flexible Credit Fund

PORTFOLIO PROFILE — September 30, 2020 — (unaudited)

Industry Allocation*

Medical-Hospitals	4.3%
Cable/Satellite TV	3.0
Auto/Truck Parts & Equipment-Original	2.8
Oil Companies-Exploration & Production	2.6
Telephone-Integrated	2.5
Containers-Paper/Plastic	2.4
Airlines	2.3
Pipelines	2.3
Broadcast Services/Program	2.2
Real Estate Investment Trusts	2.1
Registered Investment Companies	2.1
Aerospace/Defense-Equipment	2.0
Chemicals-Specialty	2.0
Machinery-Pumps	1.9
Enterprise Software/Service	1.9
Containers-Metal/Glass	1.8
Building-Residential/Commercial	1.7
Food-Misc./Diversified	1.7
Casino Hotels	1.6
Satellite Telecom	1.3
Medical-Drugs	1.2
Medical Labs & Testing Services	1.2
Chemicals-Diversified	1.1
Computer Services	1.1
E-Commerce/Services	1.0
Medical Information Systems	1.0
Auto-Cars/Light Trucks	1.0
Rubber/Plastic Products	1.0
Machinery-Electrical	1.0
Miscellaneous Manufacturing	0.9
Medical Products	0.9
Diagnostic Equipment	0.9
Finance-Consumer Loans	0.9
Casino Services	0.9
Building & Construction Products-Misc.	0.9
Cellular Telecom	0.8
Commercial Services	0.8
Theaters	0.8
Computers-Integrated Systems	0.8
Building Products-Cement	0.8
Investment Management/Advisor Services	0.8
Food-Dairy Products	0.8
Gambling (Non-Hotel)	0.7
Finance-Credit Card	0.7
Electric-Integrated	0.7
Aerospace/Defense	0.7
Transport-Equipment & Leasing	0.7
Food-Retail	0.7
Food-Catering	0.7
Non-Hazardous Waste Disposal	0.6
Food-Confectionery	0.6
E-Commerce/Products	0.6
Telecom Services	0.6
Diversified Minerals	0.6
Insurance-Property/Casualty	0.6
Building & Construction-Misc.	0.6
Data Processing/Management	0.6
Hotels/Motels	0.6
Medical-HMO	0.6
Insurance-Life/Health	0.6
Advertising Sales	0.5

Steel-Producers	0.5%
Soap & Cleaning Preparation	0.5
Oil-Field Services	0.5
Distribution/Wholesale	0.5
Food-Baking	0.5
Security Services	0.5
Cosmetics & Toiletries	0.5
Auto-Heavy Duty Trucks	0.5
Retail-Automobile	0.5
Internet Connectivity Services	0.5
Applications Software	0.4
Consulting Services	0.4
Metal-Aluminum	0.4
Paper & Related Products	0.4
Wireless Equipment	0.4
Pharmacy Services	0.4
Professional Sports	0.4
Insurance-Multi-line	0.4
Food-Wholesale/Distribution	0.4
Medical-Outpatient/Home Medical	0.4
Building Products-Doors & Windows	0.4
Precious Metals	0.4
Retail-Arts & Crafts	0.4
Physical Therapy/Rehabilitation Centers	0.4
Machinery-General Industrial	0.4
Publishing-Books	0.4
Vitamins & Nutrition Products	0.4
Investment Companies	0.4
Pollution Control	0.4
Engineering/R&D Services	0.4
Banks-Commercial	0.4
Finance-Investment Banker/Broker	0.4
Oil & Gas Drilling	0.4
Oil Refining & Marketing	0.3
Transactional Software	0.3
Electric Products-Misc.	0.3
Human Resources	0.3
Electronic Components-Semiconductors	0.3
Dialysis Centers	0.3
Metal-Iron	0.3
Internet Content-Information/News	0.3
Athletic Equipment	0.3
Disposable Medical Products	0.3
Housewares	0.3
Electronics-Military	0.3
Consumer Products-Misc.	0.3
Retail-Sporting Goods	0.3
Apparel Manufacturers	0.3
Office Automation & Equipment	0.3
Coal	0.3
Diagnostic Kits	0.3
Petrochemicals	0.3
Telecommunication Equipment	0.3
Electric-Generation	0.3
Retail-Pawn Shops	0.3
Retail-Misc./Diversified	0.3
Energy-Alternate Sources	0.3
Medical-Generic Drugs	0.3
Finance-Leasing Companies	0.2
Television	0.2
Food-Flour & Grain	0.2

56

AIG Flexible Credit Fund

PORTFOLIO PROFILE — September 30, 2020 — (unaudited) (continued)

Industry Allocation* (continued)

Research & Development	0.2%
Publishing-Periodicals	0.2
Retail-Mail Order	0.2
Retail-Vitamins & Nutrition Supplements	0.2
Financial Guarantee Insurance	0.2
Cruise Lines	0.1
Retail-Restaurants	0.1
Advertising Services	0.1
Agricultural Operations	0.1
Retail-Bedding	0.1
Veterinary Diagnostics	0.1
Retail-Major Department Stores	0.1
Radio	0.1
Insurance Brokers	0.1
Medical-Biomedical/Gene	0.1

101.4%

Credit Quality†#

Baa	3.5%
Ba	21.4
B	48.3
Caa	17.3
Ca	0.5
Not Rated@	9.0

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

57

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 48.3%
Advertising Sales — 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	$810,000	$834,300

Aerospace/Defense — 0.7%
Boeing Co. Senior Notes 3.75% due 02/01/2050	980,000	896,859
Boeing Co. Senior Notes 5.93% due 05/01/2060	709,000	877,486

		1,774,345

Aerospace/Defense-Equipment — 2.0%
Howmet Aerospace, Inc. Senior Notes 6.88% due 05/01/2025	485,000	535,925
Signature Aviation US Holdings, Inc. Company Guar. Notes 4.00% due 03/01/2028*	1,700,000	1,581,000
Spirit AeroSystems, Inc. Company Guar. Notes 3.95% due 06/15/2023	435,000	386,063
Spirit AeroSystems, Inc. Senior Sec. Notes 5.50% due 01/15/2025*	745,000	748,725
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	1,410,000	1,355,080
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	430,000	449,047

		5,055,840

Airlines — 0.6%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	1,475,000	1,423,375

Apparel Manufacturers — 0.3%
Hanesbrands, Inc. Company Guar. Notes 5.38% due 05/15/2025*	725,000	764,875

Applications Software — 0.4%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,030,000	1,094,602

Athletic Equipment — 0.3%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	810,000	812,025

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	274,000	314,144

Auto-Cars/Light Trucks (continued)
Ford Motor Co. Senior Notes 9.63% due 04/22/2030	$181,000	$233,716
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	660,000	641,850
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	235,000	242,344

		1,432,054

Auto/Truck Parts & Equipment-Original — 0.7%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	900,000	870,750
Dana, Inc. Senior Notes 5.38% due 11/15/2027	943,000	966,575

		1,837,325

Banks-Commercial — 0.4%
Synovus Financial Corp. Sub. Notes 5.90% due 02/07/2029	865,000	890,950

Broadcast Services/Program — 0.9%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	440,000	422,510
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024	387,000	375,158
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	960,000	499,800
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	809,966	797,816
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	165,000	176,550

		2,271,834

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,130,000	1,158,549

Building & Construction-Misc. — 0.6%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 4.88% due 09/15/2028*	1,460,000	1,474,600

Building Products-Doors & Windows — 0.4%
Cornerstone Building Brands, Inc. Company Guar. Notes 6.13% due 01/15/2029*	990,000	1,002,761

58

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 1.7%
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	$1,700,000	$1,751,000
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	645,000	886,875
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	1,475,000	1,593,000

		4,230,875

Cable/Satellite TV — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	950,000	1,005,813
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	825,000	868,082
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,255,000	1,333,437
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	975,000	994,500
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	340,000	373,782
Radiate Holdco LLC/Radiate Finance, Inc. Senior Sec. Notes 4.50% due 09/15/2026*	295,000	294,938
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.50% due 09/15/2028*	1,005,000	1,029,886

		5,900,438

Casino Hotels — 0.4%
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	980,000	901,600

Casino Services — 0.3%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	390,000	407,646
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	305,000	323,300

		730,946

Cellular Telecom — 0.6%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,320,000	1,516,350

Chemicals-Diversified — 0.4%
Olin Corp. Senior Notes 5.63% due 08/01/2029	1,010,000	992,315

Chemicals-Specialty — 0.6%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	$801,000	$817,020
Tronox, Inc. Senior Sec. Notes 6.50% due 05/01/2025*	665,000	693,262

		1,510,282

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	985,000	699,350

Computer Services — 0.7%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	530,000	560,263
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	1,105,000	1,121,895

		1,682,158

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	75,000	75,060
NCR Corp. Company Guar. Notes 5.25% due 10/01/2030*	75,000	75,000

		150,060

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	775,000	794,375

Containers-Metal/Glass — 0.5%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,256,000	1,182,210

Containers-Paper/Plastic — 0.5%
Trident Merger Sub, Inc. Company Guar. Notes 6.63% due 11/01/2025*	790,000	778,150
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	490,000	520,159

		1,298,309

Data Processing/Management — 0.2%
Star Merger Sub, Inc. Company Guar. Notes 10.25% due 02/15/2027*	471,000	532,230

Diagnostic Equipment — 0.9%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	190,000	197,125

59

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment (continued)
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	$1,155,000	$1,206,975
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	390,000	405,600
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	420,000	426,300

		2,236,000

Dialysis Centers — 0.3%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	875,000	843,106

Distribution/Wholesale — 0.5%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,210,000	1,209,976

E-Commerce/Products — 0.3%
ANGI Group LLC Company Guar. Notes 3.88% due 08/15/2028*	820,000	811,800

E-Commerce/Services — 0.5%
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	550,000	573,375
Uber Technologies, Inc. Company Guar. Notes 7.50% due 05/15/2025*	730,000	777,881

		1,351,256

Electric Products-Misc. — 0.3%
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	780,000	854,627

Electric-Integrated — 0.6%
PG&E Corp. Senior Sec. Notes 5.25% due 07/01/2030	830,000	803,025
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	750,000	726,562

		1,529,587

Electronic Components-Semiconductors — 0.3%
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	820,000	850,798

Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	590,000	645,858

Enterprise Software/Service — 0.4%
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	$840,000	$863,890

Finance-Consumer Loans — 0.9%
Navient Corp. Senior Notes 5.88% due 10/25/2024	700,000	696,066
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	135,000	140,400
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	820,000	909,933
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	390,000	435,708

		2,182,107

Financial Guarantee Insurance — 0.2%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	340,000	363,375

Food-Catering — 0.3%
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	670,000	697,922

Food-Dairy Products — 0.5%
Chobani LLC/Chobani Finance Corp., Inc. Company Guar. Notes 7.50% due 04/15/2025*	1,095,000	1,131,978

Food-Misc./Diversified — 0.5%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,250,000	1,243,750

Food-Retail — 0.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	1,700,000	1,739,423

Food-Wholesale/Distribution — 0.4%
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. Senior Notes 8.50% due 06/01/2026*	1,045,000	1,020,913

Gambling (Non-Hotel) — 0.3%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 02/15/2023*	485,000	446,200
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	380,000	396,754

		842,954

60

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels — 0.5%
Marriott Ownership Resorts, Inc. Company Guar. Notes 4.75% due 01/15/2028	$1,210,000	$1,137,400

Insurance-Multi-line — 0.4%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	710,000	697,486
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	320,000	335,200

		1,032,686

Internet Connectivity Services — 0.4%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. Senior Notes 10.75% due 06/01/2028*	795,000	866,550

Investment Companies — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	880,000	917,400

Investment Management/Advisor Services — 0.8%
Citadel LP Senior Notes 4.88% due 01/15/2027*	1,735,000	1,857,240

Medical Information Systems — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Company Guar. Notes 5.75% due 03/01/2025*	690,000	699,867

Medical Labs & Testing Services — 0.5%
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,230,000	1,254,342

Medical-Generic Drugs — 0.3%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	603,000	631,751

Medical-Hospitals — 3.1%
Acadia Healthcare Co, Inc. Senior Notes 5.00% due 04/15/2029*	30,000	30,413
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	805,000	778,837
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,315,000	1,439,925
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	465,000	531,937
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	835,000	836,044

Medical-Hospitals (continued)
LifePoint Health, Inc. Senior Sec. Notes 6.75% due 04/15/2025*	$10,000	$10,525
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	1,275,000	1,326,000
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	420,000	417,900
Surgery Center Holdings, Inc. Company Guar. Notes 10.00% due 04/15/2027*	425,000	452,625
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	865,000	880,708
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	292,000	299,942
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	345,000	356,112
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	365,000	405,844

		7,766,812

Metal-Aluminum — 0.4%
Kaiser Aluminum Corp. Company Guar. Notes 6.50% due 05/01/2025*	240,000	247,390
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	860,000	844,709

		1,092,099

Metal-Iron — 0.3%
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	310,000	315,425
Cleveland-Cliffs, Inc. Company Guar. Notes 7.00% due 03/15/2027*	585,000	500,175

		815,600

Miscellaneous Manufacturing — 0.5%
Hillenbrand, Inc. Company Guar. Notes 5.00% due 09/15/2026	1,215,000	1,318,275

Office Automation & Equipment — 0.3%
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	750,000	738,919

Oil & Gas Drilling — 0.3%
Patterson-UTI Energy, Inc. Senior Notes 5.15% due 11/15/2029	880,000	682,999

61

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 1.5%
Apache Corp. Senior Notes 4.63% due 11/15/2025	$770,000	$733,906
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	451,345	128,633
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	835,000	723,319
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,015,000	956,638
Occidental Petroleum Corp. Senior Notes 2.70% due 08/15/2022	270,000	252,280
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	525,000	402,255
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	255,000	233,697
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	385,000	355,163

		3,785,891

Oil-Field Services — 0.5%
CSI Compressco LP/CSI Compressco Finance, Inc. Company Guar. Notes 7.25% due 08/15/2022	1,145,000	807,225
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	440,000	436,150

		1,243,375

Paper & Related Products — 0.4%
Schweitzer-Mauduit International, Inc. Company Guar. Notes 6.88% due 10/01/2026*	1,020,000	1,076,100

Petrochemicals — 0.3%
TPC Group, Inc. Senior Sec. Notes 10.50% due 08/01/2024*	827,000	694,680

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp. Company Guar. Notes 4.50% due 02/01/2028	820,000	824,100
Encompass Health Corp. Company Guar. Notes 4.75% due 02/01/2030	135,000	136,963

		961,063

Pipelines — 1.9%
American Midstream Partners LP/American Midstream Finance Corp. Company Guar. Notes 9.50% due 12/15/2021*	$525,000	$521,062
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	750,000	616,875
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,035,000	1,061,672
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	475,000	487,469
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	220,000	226,875
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	250,000	265,005
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	280,000	290,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	310,000	300,212
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	830,000	852,161

		4,621,831

Precious Metals — 0.4%
Hecla Mining Co. Company Guar. Notes 7.25% due 02/15/2028	910,000	986,440

Publishing-Books — 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	500,000	268,750

Real Estate Investment Trusts — 2.1%
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	2,140,000	2,099,918
iStar, Inc. Senior Notes 4.25% due 08/01/2025	855,000	797,818
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	580,000	590,875
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	370,000	398,675

62

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	$30,000	$29,925
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	505,000	536,663
Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	880,000	851,070

		5,304,944

Research & Development — 0.2%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	520,000	542,750

Retail-Automobile — 0.5%
Carvana Co. Company Guar. Notes 5.63% due 10/01/2025*	580,000	572,025
Carvana Co. Company Guar. Notes 5.88% due 10/01/2028*	580,000	572,750

		1,144,775

Retail-Mail Order — 0.2%
QVC, Inc. Senior Sec. Notes 4.75% due 02/15/2027	440,000	451,968

Retail-Pawn Shops — 0.3%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	645,000	657,094

Retail-Propane Distribution — 0.0%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 06/15/2020†(1)	570,000	114,000

Retail-Restaurants — 0.1%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	455,000	358,881

Security Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	1,120,000	1,192,800

Soap & Cleaning Preparation — 0.3%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	720,000	729,900

Steel-Producers — 0.5%
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	715,000	484,413

Steel-Producers (continued)
United States Steel Corp. Senior Sec. Notes 12.00% due 06/01/2025*	$790,000	$840,947

		1,325,360

Telephone-Integrated — 1.7%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	1,075,000	1,106,594
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	965,000	964,469
Consolidated Communications, Inc. Senior Sec. Notes 6.50% due 10/01/2028*	915,000	933,300
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*(2)(8)	295,000	297,360
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	815,000	804,813
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	215,000	218,294

		4,324,830

Theaters — 0.6%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	310,000	290,334
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	1,130,000	1,090,450

		1,380,784

Transactional Software — 0.3%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	850,000	859,031

Transport-Equipment & Leasing — 0.7%
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.50% due 10/01/2025*	980,000	962,850
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.75% due 03/15/2022*	670,000	659,950
Fortress Transportation & Infrastructure Investors LLC Senior Notes 9.75% due 08/01/2027*	110,000	117,769

		1,740,569

Wireless Equipment — 0.4%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	1,075,000	1,053,500

Total U.S. Corporate Bonds & Notes
(cost $120,142,964)		119,999,509

63

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 7.1%
Airlines — 0.7%
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*	$2,093,301	$1,852,687

Auto-Cars/Light Trucks — 0.4%
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*	980,000	985,885

Auto/Truck Parts & Equipment-Original — 0.3%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	695,000	717,587

Cable/Satellite TV — 0.1%
Virgin Media Finance PLC Senior Notes 5.00% due 07/15/2030*	275,000	273,625

Casino Hotels — 0.2%
Wynn Macau, Ltd. Senior Notes 5.63% due 08/26/2028*	635,000	615,950

Casino Services — 0.3%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	800,000	676,000

Chemicals-Specialty — 0.4%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	950,000	963,062

Cruise Lines — 0.1%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	125,000	140,081
Royal Caribbean Cruises, Ltd. Company Guar. Notes 9.13% due 06/15/2023*	220,000	233,200

		373,281

Diversified Minerals — 0.4%
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	780,000	932,397

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	575,000	620,750

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC Senior Sec. Notes 5.25% due 01/15/2029*	200,000	202,250

Machinery-Pumps — 0.3%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	$740,000	$736,300

Medical-Biomedical/Gene — 0.1%
Concordia International Corp. Senior Sec. Notes 8.00% due 09/06/2024	142,000	139,160

Medical-Drugs — 1.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	585,000	620,831
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	745,000	789,700
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	70,000	73,150
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	1,185,000	1,045,419
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 7.13% due 01/31/2025	380,000	399,000

		2,928,100

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	675,000	518,059
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	365,000	276,831
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	280,000	283,617

		1,078,507

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 11.50% due 01/30/2027*	398,000	163,260

Oil Companies-Exploration & Production — 0.7%
Geopark, Ltd. Company Guar. Notes 6.50% due 09/21/2024*	995,000	942,762
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	890,000	798,179

		1,740,941

Satellite Telecom — 0.7%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,620,000	1,631,664

64

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.4%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	$1,000,000	$953,790

Total Foreign Corporate Bonds & Notes
(cost $18,641,642)		17,585,196

LOANS(3)(4)(5) — 42.8%
Advertising Sales — 0.2%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.76% (3 ML+3.50%) due 08/21/2026	594,000	540,116

Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% (1 ML+3.25%) due 07/23/2021	351,897	345,079

Aerospace/Defense-Equipment — 0.0%
Spirit Aerosystems, Inc. FRS BTL-B coupon TBD due 01/30/2025	65,000	64,838

Agricultural Operations — 0.1%
Asplundh Tree Expert LLC FRS BTL-B 2.65% (3 ML+2.50%) due 09/07/2027	335,000	334,372

Airlines — 1.0%
Mileage Plus Holdings LLC FRS BTL-B 6.25% (3 ML+5.25%) due 06/25/2027	1,615,000	1,640,487
WestJet Airlines, Ltd. FRS BTL-B 4.00% (6 ML+3.00%) due 12/11/2026	861,370	743,739

		2,384,226

Auto-Heavy Duty Trucks — 0.5%
Navistar, Inc. FRS BTL-B 3.66% (1 ML+3.50%) due 11/06/2024	1,159,066	1,147,475

Auto/Truck Parts & Equipment-Original — 1.8%
Accuride Corp. FRS BTL 6.25% (3 ML+5.25%) due 11/17/2023	1,151,635	886,759
Cooper-Standard Automotive, Inc. FRS BTL-B1 2.75% (1 ML+2.00%) due 11/02/2023	818,470	695,699
Cooper-Standard Automotive, Inc. FRS BTL-B1 coupon TBD due 11/02/2023	80,000	68,000

Auto/Truck Parts & Equipment-Original (continued)
DexKo Global, Inc. FRS BTL-B 4.50% (1 ML+3.50%) due 07/24/2024	$686,263	$669,107
Panther BF Aggregator 2 LP FRS BTL-B 3.65% (1 ML+3.50%) due 04/30/2026	900,900	877,251
Tenneco, Inc. FRS BTL-B 3.15% (1 ML+3.00%) due 10/01/2025	1,327,173	1,193,211

		4,390,027

Broadcast Services/Program — 1.3%
Diamond Sports Group LLC FRS BTL 3.40% (1 ML+3.25%) due 08/24/2026	990,000	762,300
iHeartCommunications, Inc. FRS BTL 3.15% (1 ML+3.00%) due 05/01/2026	1,527,766	1,446,794
Univision Communications, Inc. FRS 1st Lein 3.75% (1 ML+2.75%) due 03/15/2024	1,044,910	1,003,114

		3,212,208

Building & Construction Products-Misc. — 0.4%
AZEK Co. LLC FRS BTL 4.75% (3 ML+3.75%) due 05/05/2024	985,267	981,161

Building Products-Cement — 0.8%
Quikrete Holdings, Inc. FRS 1st Lein 2.65% (1 ML+2.50%) due 02/01/2027	1,003,552	978,777
Summit Materials LLC FRS BTL 2.14% (1 ML+2.00%) due 11/21/2024	941,096	929,626

		1,908,403

Building-Heavy Construction — 0.0%
Golden Nugget, Inc. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	55,000	62,150

Cable/Satellite TV — 0.5%
Radiate Holdco LLC FRS BTL coupon TBD due 09/25/2026	238,761	234,247
UPC Broadband Holding BV FRS BTL-B1 coupon TBD due 01/31/2029	505,000	487,704

65

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

LOANS(3)(4)(5) (continued)
Cable/Satellite TV (continued)
UPC Broadband Holdings BV FRS BTL-B2 coupon TBD due 01/31/2029	$500,000	$482,875

		1,204,826

Casino Hotels — 1.0%
Caesars Resort Collection LLC FRS BTL 4.65% (1 ML+4.50%) due 07/21/2025	546,667	528,119
Caesars Resort Collection LLC FRS BTL 4.77% (3 ML+4.50%) due 07/21/2025	273,333	264,059
CityCenter Holdings LLC FRS BTL-B 3.00% (1 ML+2.25%) due 04/18/2024	951,942	912,198
Golden Nugget, Inc. FRS BTL-B 3.25% (1 ML+2.50%) due 10/04/2023	398,306	355,090
Golden Nugget, Inc. FRS BTL-B 3.25% (2 ML+2.50%) due 10/04/2023	339,687	302,831

		2,362,297

Casino Services — 0.3%
Aristocrat Leisure, Ltd. FRS BTL-B 4.75% (3 ML+3.75%) due 10/19/2024	269,325	268,820
Gateway Casinos & Entertainment, Ltd. FRS BTL 4.50% (3 ML+3.50%) due 12/01/2023	543,014	483,961

		752,781

Cellular Telecom — 0.2%
Altice France SA FRS BTL-B13 4.15% (1 ML+4.00%) due 08/14/2026	638,625	617,870

Chemicals-Diversified — 0.7%
Ascend Performance Materials Operations LLC FRS BTL-B 6.25% (3 ML+5.25%) due 08/27/2026	410,850	409,138
Hexion, Inc. FRS BTL 3.80% (3 ML+3.50%) due 07/01/2026	628,539	617,539

Chemicals-Diversified (continued)
Innophos Holdings, Inc. FRS BTL-B 3.90% (1 ML+3.75%) due 02/07/2027	$830,825	$822,517

		1,849,194

Chemicals-Specialty — 1.0%
Diamond BC BV FRS BTL 3.15% (1 ML+3.00%) due 09/06/2024	1,675,604	1,563,548
Diamond BC BV FRS BTL 6.00% (3 ML+5.00%) due 09/06/2024	310,000	309,225
Zep, Inc. FRS BTL 5.00% (6 ML+4.00%) due 08/12/2024	742,050	692,889

		2,565,662

Commercial Services — 0.8%
CPI Acquisition, Inc. FRS 1st Lein 5.50% (3 ML+4.50%) due 08/17/2022	1,285,685	1,118,546
DynCorp International , Inc. FRS BTL-B 7.00% (1 ML+6.00%) due 08/18/2025	532,000	526,680
Spin Holdco, Inc. FRS BTL-B1 4.25% (3 ML+3.25%) due 11/14/2022	374,034	366,163

		2,011,389

Computer Services — 0.4%
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML+3.25%) due 11/02/2026	899,113	872,702

Computers-Integrated Systems — 0.7%
Everi Payments, Inc. FRS BTL-B 3.75% (1 ML+2.75%) due 05/09/2024	1,260,151	1,219,196
Everi Payments, Inc. FRS BTL 11.50% (1 ML+10.50%) due 05/09/2024	54,863	55,686
NCR Corp. FRS BTL 2.65% (1 ML+2.50%) due 08/28/2026	532,312	516,342

		1,791,224

66

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

LOANS(3)(4)(5) (continued)
Consulting Services — 0.4%
AlixPartners LLP FRS BTL 2.64% (1 ML+2.50%) due 04/04/2024	$1,123,650	$1,094,355

Containers-Metal/Glass — 1.3%
Anchor Glass Container Corp. FRS 1st Lien 3.75% (1 ML+2.75%) due 12/07/2023	1,051,165	802,389
Anchor Glass Container Corp. FRS 2nd Lien 8.75% (1 ML+7.75%) due 12/07/2024	796,000	286,560
Berlin Packaging LLC FRS 1st Lein 3.16% (1 ML+3.00%) due 11/07/2025	974,172	940,990
Berlin Packaging LLC FRS 1st Lein 3.23% (3 ML+3.00%) due 11/07/2025	8,216	7,936
Mauser Packaging Solutions Holding Co FRS BTL 3.52% (3 ML+3.25%) due 04/03/2024	1,228,725	1,157,561

		3,195,436

Containers-Paper/Plastic — 1.9%
Fort Dearborn Holding Co., Inc. FRS 1st Lien 5.00% (1 ML+4.00%) due 10/19/2023	17,545	16,975
Fort Dearborn Holding Co., Inc. FRS 1st Lien 5.20% (3 ML+4.00%) due 10/19/2023	1,091,872	1,056,387
Graham Packaging Company, Inc. FRS BTL 4.50% (1 ML+3.75%) due 08/04/2027	180,000	178,819
Kloeckner Pentaplast of America, Inc. FRS BTL 5.25% (6 ML+4.25%) due 06/30/2022	1,313,977	1,266,345
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	831,864	811,067
Reynolds Group Holdings, Inc. FRS BTL 2.90% (1 ML+2.75%) due 02/05/2023	848,018	838,080
Trident TPI Holdings, Inc. FRS BTL-B1 4.00% (3 ML+3.00%) due 10/17/2024	608,483	595,933

		4,763,606

Cosmetics & Toiletries — 0.5%
Parfums Holding Co., Inc. FRS 1st Lien 4.26% (3 ML+4.00%) due 06/30/2024	$1,184,688	$1,158,773

Cruise Lines — 0.0%
Carnival Corp. FRS Term B 8.50% (1 ML+7.50%) due 06/30/2025	104,738	105,698

Data Processing/Management — 0.4%
Dun & Bradstreet Corp. FRS BTL 3.89% (1 ML+3.75%) due 02/06/2026	950,225	940,248

Diagnostic Kits — 0.3%
Ortho-Clinical Diagnostics SA FRS BTL 3.41% (1 ML+3.25%) due 06/30/2025	727,687	695,851

Disposable Medical Products — 0.3%
Sotera Health Holdings LLC FRS BTL 5.50% (3 ML+4.50%) due 12/11/2026	810,925	807,073

Diversified Manufacturing Operations — 0.0%
LEB Holdings USA, Inc. FRS BTL-B coupon TBD due 09/25/2027	125,000	123,906

Diversified Minerals — 0.2%
Covia Holdings Corp. FRS BTL 8.25% (USFRBPLR+5.00%) due 06/01/2025	788,209	575,392

E-Commerce/Products — 0.3%
Rodan & Fields LLC FRS BTL 4.15% (1 ML+4.00%) due 06/16/2025	1,124,125	761,595

E-Commerce/Services — 0.5%
Hoya Midco LLC FRS 1st Lein 4.50% (6 ML+3.50%) due 06/30/2024	654,206	558,528
Uber Technologies, Inc. FRS BTL-B1 coupon TBD due 07/13/2023	650,000	638,828

		1,197,356

Electric-Generation — 0.3%
APLP Holdings LP FRS BTL-B 3.50% (1 ML+2.50%) due 04/14/2025	661,314	659,385

67

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

LOANS(3)(4)(5) (continued)
Electric-Integrated — 0.1%
PG&E Corp. FRS BTL-B 5.50% (3 ML+4.50%) due 06/23/2025	$269,325	$264,163

Electronics-Military — 0.3%
AI Convoy Luxembourg SARL FRS BTL-B 4.65% (6 ML+3.50%) due 01/17/2027	810,925	800,643

Engineering/R&D Services — 0.4%
TRC Cos., Inc. FRS BTL 6.00% (1 ML+5.00%) due 06/21/2024	915,750	891,712

Enterprise Software/Service — 1.5%
Aston US Finco LLC FRS BTL-B 4.40% (1 ML+4.25%) due 10/09/2026	462,675	453,421
Banff Merger Sub, Inc. FRS BTL 4.40% (1 ML+4.25%) due 10/02/2025	971,072	940,484
Epicor Software Corp. FRS 5.25% (1 ML+4.25%) due 07/30/2027	570,000	566,580
Hyland Software, Inc. FRS BTL coupon TBD due 07/01/2024	410,000	407,310
Sophia L.P. FRS 1st Lien coupon TBD due 10/07/2027	380,000	377,268
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML+4.00%) due 05/04/2026	845,000	841,435
Ultimate Software Group, Inc. FRS 2nd Lien 7.50% (3 ML+6.75%) due 05/03/2027	105,000	106,969

		3,693,467

Finance-Credit Card — 0.7%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.15% (1 ML+3.00%) due 06/15/2025	872,185	821,670
Pi US Mergerco, Inc. FRS BTL 4.50% (3 ML+3.50%) due 01/03/2025	1,041,875	1,002,805

		1,824,475

Finance-Investment Banker/Broker — 0.4%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	$882,788	$876,535

Food-Baking — 0.5%
Hostess Brands LLC FRS BTL 3.00% (1 ML+2.25%) due 08/03/2025	332,335	326,173
Hostess Brands LLC FRS BTL 4.01%-4.03% (3 ML+2.25%) due 08/03/2025	892,380	875,833

		1,202,006

Food-Catering — 0.4%
TKC Holdings, Inc. FRS 1st Lein 4.75% (6 ML+3.75%) due 02/01/2023	983,750	921,774

Food-Confectionery — 0.6%
Shearer’s Foods LLC FRS BTL-B 5.25% (1 ML+4.25%) due 03/31/2022	1,241,467	1,241,467
Shearer’s Foods, LLC FRS BTL-B 4.75% (3 ML+4.00%) due 09/23/2027	86,907	86,386
Shearer’s Foods, LLC FRS BTL-B coupon TBD due 09/23/2027	250,000	248,500

		1,576,353

Food-Dairy Products — 0.3%
Chobani LLC FRS 1st Lein 4.50% (1 ML+3.50%) due 10/10/2023	708,223	699,591

Food-Flour & Grain — 0.2%
CHG PPC Parent LLC FRS BTL-B 2.90% (1 ML+2.75%) due 03/31/2025	587,094	563,610

Food-Misc./Diversified — 1.2%
Froneri US, Inc. FRS BTL 2.40% (1 ML+2.25%) due 01/31/2027	842,888	809,435
H-Food Holdings LLC FRS 1st Lien 3.83% (1 ML+3.69%) due 05/23/2025	957,950	928,762
Sigma Bidco BV FRS BTL-B2 3.37% (3 ML+3.00%) due 07/02/2025	1,205,731	1,172,574

		2,910,771

68

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

LOANS(3)(4)(5) (continued)
Gambling (Non-Hotel) — 0.3%
Scientific Games International, Inc. FRS BTL-B5 2.93% (1 ML+2.75%) due 08/14/2024	$179,180	$168,631
Scientific Games International, Inc. FRS BTL-B5 3.06% (2 ML+2.75%) due 08/14/2024	732,445	689,322

		857,953

Hotels/Motels — 0.1%
Playa Resorts Holding BV FRS BTL 3.75% (1 ML+2.75%) due 04/29/2024	348,204	305,113

Housewares — 0.3%
Carlisle FoodService Products, Inc. FRS BTL 4.00% (6 ML+3.00%) due 03/20/2025	750,299	664,015
Libbey Glass, Inc. FRS BTL 5.50% (1 ML+5.50%) due 04/09/2021†(2)(7)(8)	863,568	138,890

		802,905

Human Resources — 0.3%
CHG Healthcare Services, Inc. FRS 1st Lien 4.00% (6 ML+3.00%) due 06/07/2023	870,391	854,434

Insurance Brokers — 0.1%
Ryan Specialty Group LLC FRS BTL 4.00% (1 ML+3.25%) due 09/01/2027	145,000	143,731

Insurance-Property/Casualty — 0.6%
Sedgwick Claims Management Services, Inc. FRS BTL 3.40% (1 ML+3.25%) due 12/31/2025	1,550,309	1,493,832

Internet Connectivity Services — 0.1%
Northwest Fiber LLC FRS BTL-B 5.66% (1 ML+5.50%) due 05/21/2027	209,475	208,951

Internet Content-Information/News — 0.3%
Pug LLC FRS BTL 3.65% (1 ML+3.50%) due 02/12/2027	926,843	814,077

Machinery-Electrical — 1.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML+3.00%) due 08/01/2025	1,598,216	1,555,977

Machinery-Electrical (continuted)
Vertiv Group Corp. FRS BTL-B 3.16% (1 ML+3.00%) due 03/02/2027	$855,695	$838,795

		2,394,772

Machinery-General Industrial — 0.4%
Zodiac Pool Solutions LLC FRS BTL-B 2.15% (1 ML+2.00%) due 07/02/2025	982,015	955,010

Machinery-Pumps — 1.6%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML+3.25%) due 12/11/2024	880,000	859,650
NN, Inc. FRS BTL 5.90% (1 ML+5.75%) due 10/19/2022	485,900	477,518
NN, Inc. FRS BTL-B 6.50% (1 ML+5.75%) due 10/19/2022	695,679	683,679
Star US Bidco LLC FRS BTL-B 5.25% (1 ML+4.25%) due 03/17/2027	927,675	879,745
Titan Acquisition, Ltd. FRS BTL 3.22% (3 ML+3.00%) due 03/28/2025	1,108,847	1,045,088

		3,945,680

Medical Information Systems — 0.7%
Emerald TopCo, Inc. FRS BTL 3.76% (3 ML+3.50%) due 07/24/2026	524,700	504,587
Navicure, Inc. FRS BTL-B 4.15% (1 ML+4.00%) due 10/22/2026	597,000	583,194
Navicure, Inc. FRS BTL-B 4.75% (1 ML+4.00%) due 10/22/2026	130,000	126,750
Zelis Payments Buyer, Inc. FRS BTL 4.90% (1 ML+4.75%) due 09/30/2026	580,613	575,411

		1,789,942

Medical Labs & Testing Services — 0.7%
Envision Healthcare Corp. FRS 1st Lien 3.90% (1 ML+3.75%) due 10/10/2025	1,123,503	801,432

69

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

LOANS(3)(4)(5) (continued)
Medical Labs & Testing Services (continued)
eResearchTechnology, Inc. FRS BTL 5.50% (1 ML+4.50%) due 02/04/2027	$837,900	$833,972

		1,635,404

Medical Products — 0.9%
ASP Navigate Acquisition Corp. FRS BTL coupon TBD due 09/24/2027	365,000	360,438
CPI Holdco LLC FRS BTL 4.40% (1 ML+4.25%) due 11/04/2026	422,875	419,703
Greatbatch, Ltd. FRS BTL-B 3.50% (1 ML+2.50%) due 10/27/2022	384,536	383,214
Viant Medical Holdings, Inc. FRS 1st Lien 3.90% (1 ML+3.75%) due 07/02/2025	1,220,365	1,123,498

		2,286,853

Medical-HMO — 0.6%
One Call Corp. FRS 1st Lein 6.25% (3 ML+5.25%) due 11/25/2022	1,616,005	1,401,884

Medical-Hospitals — 1.2%
Accelerated Health Systems LLC FRS BTL 3.65% (1 ML+3.50%) due 10/31/2025	869,513	843,427
AHP Health Partners, Inc. FRS BTL 5.50% (1 ML+4.50%) due 06/30/2025	971,392	969,571
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.90% (1 ML+3.75%) due 11/16/2025	841,376	816,135
Surgery Center Holdings, Inc. FRS BTL 4.25% (1 ML+3.25%) due 09/03/2024	268,615	253,458
Surgery Center Holdings, Inc. FRS BTL-B 9.00% (1 ML+8.00%) due 09/03/2024	199,000	200,658

		3,083,249

Medical-Outpatient/Home Medical — 0.4%
Gentiva Health Services, Inc. FRS BTL 3.44% (1 ML+3.25%) due 07/02/2025	$524,693	$513,216
National Mentor Holdings, Inc. FRS 1st Lien 4.40% (1 ML+4.25%) due 03/09/2026	487,070	481,133
National Mentor Holdings, Inc. FRS BTL-C 4.40% (1 ML+4.25%) due 03/09/2026	22,233	21,962

		1,016,311

Non-Hazardous Waste Disposal — 0.6%
GFL Environmental, Inc. FRS BTL 4.00% (1 ML+3.00%) due 05/30/2025	761,313	756,987
GFL Environmental, Inc. FRS BTL 4.00% (3 ML+3.00%) due 05/30/2025	136,226	135,452
Tunnel Hill Partners LP FRS BTL-B 3.65% (1 ML+3.50%) due 02/06/2026	748,600	709,298

		1,601,737

Oil Companies-Exploration & Production — 0.2%
California Resources Corp. FRS BTL 5.75% (1 ML+4.75%) due 12/31/2022†(2)(6)(8)	650,000	234,000
Fieldwood Energy LLC FRS 1st Lien 6.25% (3 ML+5.25%) due 04/11/2022†(2)(8)	1,085,382	270,667
Gavilan Resources LLC FRS 2nd Lien 10.25% (USFRBPLR+5.00%) due 03/01/2024†(2)(6)(8)	470,000	1,175

		505,842

Oil Refining & Marketing — 0.3%
CITGO Holding, Inc. FRS BTL 8.00% (3 ML+7.00%) due 08/01/2023	262,350	245,297
CITGO Petroleum Corp. FRS BTL-B 6.00% (1 ML+5.00%) due 03/28/2024	658,561	623,163

		868,460

Pharmacy Services — 0.4%
Milano Acquisition Corp. FRS BTL-B coupon TBD due 10/01/2027	875,000	864,062

70

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

LOANS(3)(4)(5) (continued)
Pharmacy Services (continued)
Packaging Coordinators Midco, Inc. FRS BTL coupon TBD due 09/25/2027	$185,000	$184,191

		1,048,253

Pipelines — 0.4%
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	706,919	663,326
Traverse Midstream Partners LLC FRS BTL 5.00% (1 ML+4.00%) due 09/27/2024	349,018	319,874

		983,200

Pollution Control — 0.4%
Filtration Group Corp. FRS BTL 3.15% (1 ML+3.00%) due 03/29/2025	931,580	912,366

Professional Sports — 0.4%
UFC Holdings LLC FRS BTL 4.25% (6 ML+3.25%) due 04/29/2026	1,051,103	1,036,125

Publishing-Books — 0.3%
McGraw-Hill Global Education Holdings LLC FRS BTL-B 5.00% (1 WL+4.00%) due 05/04/2022	812,762	681,196

Publishing-Periodicals — 0.2%
Meredith Corp. FRS BTL-B2 2.65% (1 ML+2.50%) due 01/31/2025	526,651	506,902

Retail-Arts & Crafts — 0.4%
Michaels Stores, Inc. FRS BTL 3.50% (1 ML+2.50%) due 01/30/2023	726,662	723,392
Michaels Stores, Inc. FRS BTL coupon TBD due 01/30/2023	255,000	253,853

		977,245

Retail-Bedding — 0.1%
Serta Simmons Bedding LLC FRS 1st Lien 4.50% (3 ML+3.50%) due 11/08/2023	945,700	315,121

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC FRS BTL 8.25% (USFRBPLR+5.00%) due 10/25/2023†(2)(8)	1,189,009	180,334

Retail-Misc./Diversified — 0.3%
Leslie’s Poolmart, Inc. FRS BTL-B 3.65% (1 ML+3.50%) due 08/16/2023	$667,313	$653,728

Retail-Sporting Goods — 0.3%
Bass Pro Group LLC FRS BTL 5.75% (3 ML+5.00%) due 09/25/2024	784,897	777,343

Retail-Vitamins & Nutrition Supplements — 0.2%
Isagenix International LLC FRS BTL 6.75% (3 ML+5.75%) due 06/14/2025	843,170	427,206

Rubber/Plastic Products — 1.0%
Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	1,217,424	1,196,372
U.S. Farathane LLC FRS BLT-B4 4.50% (3 ML+3.50%) due 12/23/2021	1,397,122	1,210,840

		2,407,212

Satellite Telecom — 0.6%
Intelsat Jackson Holdings SA FRS BTL-B3 8.00% (USFRBPLR+4.75%) due 11/27/2023(8)	840,000	841,890
Intelsat Jackson Holdings SA FRS BTL-B5 8.63% (1 ML+8.63%) due 01/02/2024(8)	541,000	545,058

		1,386,948

Soap & Cleaning Preparation — 0.2%
KIK Custom Products, Inc. FRS BTL 5.00% (3 ML+4.00%) due 05/15/2023	538,267	534,226

Telecom Services — 0.2%
West Corp. FRS BTL-B 5.00% (1 ML+4.00%) due 10/10/2024	671,980	609,582

Telecommunication Equipment — 0.3%
Plantronics, Inc. FRS BTL-B 2.65% (1 ML+2.50%) due 07/02/2025	630,172	590,628
Plantronics, Inc. FRS BTL-B 2.72% (3 ML+2.50%) due 07/02/2025	94,828	88,878

		679,506

71

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

LOANS(3)(4)(5) (continued)
Telephone-Integrated — 0.8%
Consolidated Communications, Inc. FRS BTL-B coupon TBD due 10/02/2027	$570,000	$563,350
Consolidated Communications, Inc. FRS BTL-B 4.00% (1 ML+3.00%) due 10/04/2023	553,880	548,549
Zayo Group Holdings, Inc. FRS BTL 3.15% (1 ML+3.00%) due 03/09/2027	776,100	751,473

		1,863,372

Theaters — 0.2%
CDS U.S. Intermediate Holdings, Inc. FRS BTL-B 6.50% (3 ML+5.50%) due 07/08/2022†(2)(8)	1,211,688	581,611

Veterinary Diagnostics — 0.1%
PetVet Care Centers LLC FRS Delayed Draw 5.25% (1 ML+5.00%) due 02/14/2025	289,270	288,546

Vitamins & Nutrition Products — 0.4%
Milk Specialties Co. FRS BTL 5.00% (1 ML+4.00%) due 08/16/2023	959,318	926,541

Total Loans
(cost $116,334,978)		106,444,477

COMMON STOCKS — 0.4%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc.†	56,198	56,198

Oil Companies-Exploration & Production — 0.2%
Denbury, Inc.†	22,954	403,990

Radio — 0.0%
iHeartMedia, Inc., Class A†	2,196	17,832
iHeartMedia, Inc., Class B†(11)	29	235

		18,067

Retail-Regional Department Stores — 0.0%
MYT Holding LLC†(6)(11)	57,392	49,931
NMG Parent LLC†(6)(11)	203	13,163

		63,094

Television — 0.2%
ION Media Networks, Inc.†(6)(11)	660	571,195

Total Common Stocks
(cost $1,593,812)		1,112,544

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Insurance-Life/Health — 0.6%
Voya Financial, Inc. 5.65% due 05/15/2053 (cost $1,392,700)	$1,325,000	1,361,438

WARRANTS — 0.1%
Radio — 0.1%
iHeartmedia, Inc. Expires 05/01/2039† (cost $357,621)	21,674	$159,304

ESCROWS AND LITIGATION TRUSTS — 0.0%
Mesquite Energy, Inc. Senior Sec. Notes 7.25% due 07/15/2023†	$405,000	2,025
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*†	1,667,835	2,502
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(6)(8)	550,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.26% due 01/15/2015*†(1)(6)(8)	1,025,000	0
Paragon Offshore Finance Co. FRS Escrow Loans 5.00% (USFRBPLR+1.75%) due 07/18/2021(6)†	1,745	0
Vistra Energy Corp. CVR†(11)	27,942	30,512

Total Escrows and Litigation Trusts
(cost $1,603,132)		35,039

Total Long-Term Investment Securities
(cost $260,066,849)		246,697,507

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(9) (cost $5,210,114)	5,210,114	5,210,114

TOTAL INVESTMENTS
(cost $265,276,963)(10)	101.4%	251,907,621
Liabilities in excess of other assets	(1.4)	(3,456,693)

NET ASSETS	100.0%	$248,450,928

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $94,163,661 representing 37.9% of net assets.

†	Non-income producing security
(1)	Security in default of interest and principal at maturity.
(2)	Security in default of interest.
(3)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

72

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

(4)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)	Securities classified as Level 3 (see Note 2).
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities.
(8)	Company has filed for bankruptcy protection.
(9)	The rate shown is the 7-day yield as of September 30, 2020.
(10)	See Note 5 for cost of investments on a tax basis.
(11)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

As of September 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Term Loans
Gavilan Resources LLC 10.25% due 03/01/2024	3/9/2007	$470,000	$465,300	$1,175	$0.25	0.00%
Common Stocks
iHeartMedia, Inc., Class B	05/07/2019	29	522	235	8.10	0.00
MYT Holding LLC	11/20/2017	10,532	0
	02/14/2018	35,731	0
	09/17/2018	11,129	0

		57,392	0	49,931	0.87	0.02

NMG Parent LLC	11/20/2017	37	68,915
	02/14/2018	127	239,200
	09/17/2018	39	81,283

		203	389,398	13,163	64.84	0.01

ION Media Networks, Inc.	12/21/2016	660	7	571,195	865.45	0.23
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	27,942	0	30,512	1.09	0.01

				$666,211		0.27%

BTL —	Bank Term Loan
CVR —	Contingent Value Rights
TBD —

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS —	Floating Rate Security

The rates shown on FRS are the current interest rates at September 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1	ML — 1 Month USD Libor
1	WL — 1 Week USD Libor
2	ML — 2 Month USD Libor
3	ML — 3 Month USD Libor
6	ML — 6 Month USD Libor
USFRBPLR —	US Federal Reserve Bank Prime Loan Rate

73

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

U.S. Corporate Bonds & Notes	$—	$119,999,509	$—	$119,999,509
Foreign Corporate Bonds & Notes	—	17,585,196	—	17,585,196
Loans:
Oil Companies-Exploration & Production	—	270,667	235,175	505,842
Other Industries	—	105,938,635	—	105,938,635
Common Stocks:
Radio	17,832	235	—	18,067
Retail-Regional Department Stores	—	—	63,094	63,094
Television	—	—	571,195	571,195
Other Industries	460,188	—	—	460,188
Preferred Securities/Capital Securities	—	1,361,438	—	1,361,438
Warrants	—	159,304	—	159,304
Escrows and Litigation Trusts	—	35,039	0	35,039
Short-Term Investment Securities	5,210,114	—	—	5,210,114

Total Investments at Value	$5,688,134	$245,350,023	$869,464	$251,907,621

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

74

SunAmerica Income Funds

NOTES TO FINANCIAL STATEMENTS — September 30, 2020 — (unaudited)

Note 1. Organization

The SunAmerica Income Funds (the “Trust”) is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a “Fund” and collectively, the “Funds”). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). An investor may invest in one or more of the following Funds: AIG U.S. Government Securities Fund (“U.S. Government Securities Fund”), AIG Strategic Bond Fund (“Strategic Bond Fund”), and AIG Flexible Credit Fund (“Flexible Credit Fund”). The Funds are considered to be separate entities for financial and tax reporting purposes.

The investment goals and principal investment techniques for each of the Funds are as follows:

U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund’s net assets plus any borrowing for investment purposes will be invested in such securities.

Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include “junk bonds”), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund’s net assets plus any borrowing for investment purposes will be invested in bonds.

Flexible Credit Fund seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds (“ETFs”) that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations (“Loans”), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as “junk bonds”) and Loans.

Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $250,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within one year of purchase.

Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective September 30, 2020, Class C shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust’s registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of

75

SunAmerica Income Funds

NOTES TO FINANCIAL STATEMENTS — September 30, 2020 — (unaudited) (continued)

1940, as amended (the “1940 Act”), with Class B and Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds’ distributor for administrative and shareholder services.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

76

SunAmerica Income Funds

NOTES TO FINANCIAL STATEMENTS — September 30, 2020 — (unaudited) (continued)

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of September 30, 2020 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

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Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

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The following tables represent the value of derivatives held as of September 30, 2020, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2020, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Forward Exchange Contracts	Foreign Forward Exchange Contracts
Fund	Foreign Exchange Contracts(1)	Foreign Exchange Contracts(2)
Strategic Bond	$26,495	$280,732

Statement of Assets and Liabilities Location:

(1)	Unrealized appreciation on forward foreign currency contracts
(2)	Unrealized depreciation on forward foreign currency contracts

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Foreign Forward Exchange Contracts	Foreign Forward Exchange Contracts
Fund	Foreign Exchange Contracts(1)	Foreign Exchange Contracts(2)
Strategic Bond	$(535,571)	$(445,096)

Statement of Operations Location:

(1)	Net realized gain (loss) on forward contracts
(2)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2020:

Average Amount Outstanding During the Year
Fund	Foreign Exchange Contracts(1)
Strategic Bond	$23,204,563

(1)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2020. The repurchase agreements held by the Funds as of September 30, 2020, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements.

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	Strategic Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A	$26,495	$—	$—	$26,495	$280,732	$—	$—	$280,732	$(254,237)	$—	$(254,237)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities (including TBA securities) that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund’s yield.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in

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response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Income and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the relative value of dividend-eligible shares after adjusting for the current capital share activity of the respective class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares after adjusting for the current capital share activity of the respective class.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

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Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

LIBOR Risk: A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants are expected to work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods

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within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Funds.

Effective April 1, 2019, the Funds are subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. Adoption of the ASU had no material impact on the Funds.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the “Agreement”) with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund’s portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds’ books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund’s average daily net assets:

Fund	Assets	Management Fees
U.S. Government Securities	$0 - $200 million	0.650%
	> $200 million	0.620
	> $400 million	0.550
Strategic Bond(1)	$0 - $350 million	0.650
	> $350 million	0.600
Flexible Credit(2)	$0 - $200 million	0.750
	> $200 million	0.720
	> $400 million	0.550

(1)

The Advisor contractually agreed to waive its advisory fee with respect to the AIG Strategic Bond Fund through July 31, 2021, and from year to year thereafter provided such continuance is agreed to by the Advisor and approved by a majority of the Disinterested Trustees, so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.38% on the first $350 million and 0.33% above $350 million of average daily net assets.

(2)

The Advisor contractually agreed to waive its advisory fee with respect to the AIG Flexible Credit Fund through July 31, 2021, and from year to year thereafter provided such continuance is agreed to by the Advisor and approved by a majority of the Disinterested Trustees, so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.34% of average daily net assets.

For the six months ended September 30, 2020 the amount of investment advisory fees waived for Strategic Bond Fund and Flexible Credit Fund were $430,696 and $526,676, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Funds pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Funds for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Fund
PineBridge Investments, LLC	Strategic Bond
Newfleet Asset Management, LLC	Flexible Credit

SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds’ annual fund operating expenses at the following percentages of each Fund’s average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other

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expenses not incurred in the ordinary course of a Fund’s business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund	Percentage
U.S. Government Securities Class A	0.99%
U.S. Government Securities Class C	1.64
Strategic Bond Class A	1.40
Strategic Bond Class B	2.05
Strategic Bond Class C	2.05
Strategic Bond Class W	1.20
Flexible Credit Class A	1.45
Flexible Credit Class C	2.10
Flexible Credit Class W	1.25

For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the six months ended September 30, 2020, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

Fund	Other Expenses Reimbursed
U.S. Government Securities	$122,761

Fund	Class Specific Expenses
U.S. Government Securities Class A	$147,416
U.S. Government Securities Class C	29,144

At September 30, 2020, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Other Expenses Reimbursed
Fund	March 31, 2021	March 31, 2022	September 30, 2022
U.S. Government Securities	$83,969	$213,542	$122,761

	Class Specific Expenses Reimbursed
Fund	March 31, 2021	March 31, 2022	September 30, 2022
U.S. Government Securities Class A	$147,259	$295,607	$147,416
U.S. Government Securities Class C	15,815	37,873	29,144

The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. (“ACS” or “Distributor”), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a “Plan,” and collectively, the “Plans”), hereinafter referred to as the “Class A Plan,” the “Class B Plan” and the “Class C Plan.” In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

The Class A, Class B and Class C Plans provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund’s Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees

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paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor’s distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended September 30, 2020, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended September 30, 2020, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

ACS receives sales charges on each Fund’s Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that for the six months ended September 30, 2020, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

	Class A				Class B	Class C
Fund	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
U.S. Government Securities	$19,145	$5,212	$10,770	$—	$—	$2,181
Strategic Bond	90,779	29,040	47,634	—	42,125	4,373
Flexible Credit	81,586	2,101	65,348	—	—	2,212

The Trust has entered into a Service Agreement with AIG Fund Services, Inc. (“AFS”), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds’ transfer agent, DST Asset Manager Solutions, Inc. (“DST”) in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate AFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 2020, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate AFS pursuant to the terms of the Service Agreement:

Fund	Expenses	Payable at September 30, 2020
U.S. Government Securities Class A	$138,345	$22,620
U.S. Government Securities Class C	14,089	2,169
Strategic Bond Class A	171,306	29,467
Strategic Bond Class B	16,233	2,858
Strategic Bond Class C	54,994	8,724
Strategic Bond Class W	108,410	22,365
Flexible Credit Class A	91,460	15,688
Flexible Credit Class C	51,864	8,166
Flexible Credit Class W	144,177	21,864

85

SunAmerica Income Funds

NOTES TO FINANCIAL STATEMENTS — September 30, 2020 — (unaudited) (continued)

At September 30, 2020, AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund, each a series of SunAmerica Series, Inc., owned a percentage of the outstanding shares of the following Funds:

	Holder
Fund	AIG Active Allocation Fund	AIG Multi-Asset Allocation Fund
U.S. Government Securities	19.33%	14.10%
Strategic Bond	1.98	2.61
Flexible Credit	2.77	3.20

Note 4. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2020 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
U.S. Government Securities	$—	$—	$15,128,625	$16,039,406
Strategic Bond	188,354,214	133,488,617	22,043,230	60,712,125
Flexible Credit	88,182,509	118,874,111	—	—

Note 5. Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, late year ordinary losses, distributions payable, straddle loss deferrals, amortization of premium/discount and treatment of defaulted securities.

	Distributable Earnings For the year ended March 31, 2020			Tax Distributions For the year ended March 31, 2020
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
U.S. Government Securities	$921,054	$(19,742,337)	$13,055,374	$2,173,041	$—
Strategic Bond	486,947	(31,190,479)	(19,920,501)	10,676,277	—
Flexible Credit	1,218,253	(13,499,858)	(50,548,105)	17,458,208	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2020, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards which are available to offset future capital gains, if any:

	Unlimited
Fund	ST	LT
U.S. Government Securities	$13,850,838	$5,891,499
Strategic Bond	6,042,111	25,148,368
Flexible Credit	554,788	12,945,070

86

SunAmerica Income Funds

NOTES TO FINANCIAL STATEMENTS — September 30, 2020 — (unaudited) (continued)

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2020, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss (Gain)	Deferred Post-October Long-Term Capital Loss (Gain)
U.S. Government Securities	$—	$—	$37,441
Strategic Bond	—	(339,443)	851,487
Flexible Credit	—	927,533	7,483,900

At September 30, 2020, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Unrealized Gain/(Loss) Net	Cost of Investments
U.S. Government Securities	$12,411,936	$(336,562)	$12,075,374	$124,509,805
Strategic Bond	11,890,196	(10,004,332)	1,885,864	351,208,158
Flexible Credit Bond	5,211,168	(19,243,404)	(14,032,236)	265,939,857

Note 6. Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	U.S. Government Securities
	Class A
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,326,497	$13,024,532	2,586,535	$24,100,485
Reinvested dividends	83,981	824,033	207,531	1,934,929
Shares redeemed	(1,510,532)	(14,824,053)	(3,842,653)	(35,899,452)

Net increase (decrease) in shares outstanding before automatic conversion	(100,054)	(975,488)	(1,048,587)	(9,864,038)

Shares issued/(reaquired) upon automatic conversion	13,467	132,282	15,094	139,280

Net increase (decrease)	(86,587)	$(843,206)	(1,033,493)	$(9,724,758)

87

SunAmerica Income Funds

NOTES TO FINANCIAL STATEMENTS — September 30, 2020 — (unaudited) (continued)

	U.S. Government Securities
	Class C
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	383,833	$3,765,130	917,819	$8,709,707
Reinvested dividends	4,880	47,840	7,718	71,973
Shares redeemed	(356,150)	(3,489,046)	(553,203)	(5,146,810)

Net increase (decrease) in shares outstanding before automatic conversion	32,563	323,924	372,334	3,634,870

Shares issued/(reaquired) upon automatic conversion	(13,481)	(132,282)	(15,104)	(139,280)

Net increase (decrease)	19,082	$191,642	357,230	$3,495,590

	Strategic Bond
	Class A				Class B
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,746,717	$16,097,750	10,309,167	$34,743,163	1,568,422	$5,298,550	3,336,380	$11,118,974
Reinvested dividends	693,739	2,349,929	1,493,539	5,029,334	51,995	176,095	113,560	381,983
Shares redeemed	(4,128,058)	(13,867,605)	(13,182,469)	(43,973,643)	(1,303,967)	(4,413,867)	(3,778,634)	(12,555,019)

Net increase (decrease) in shares outstanding before automatic conversion	1,312,398	4,580,074	(1,379,763)	(4,201,146)	316,450	1,060,778	(328,694)	(1,054,062)

Shares issued/(reaquired) upon automatic conversion	326,952	1,094,639	493,231	1,649,276	(171,007)	(568,141)	(250,694)	(832,069)

Net increase (decrease)	1,639,350	$5,674,713	(886,532)	$(2,551,870)	145,443	$492,637	(579,388)	$(1,886,131)

	Strategic Bond
	Class C				Class W
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,305,066	$7,829,912	5,669,612	$19,212,709	18,771,576	$63,675,019	32,817,775	$109,353,277
Reinvested dividends	151,904	515,910	341,323	1,153,321	397,026	1,343,813	601,837	2,022,543
Shares redeemed	(4,086,001)	(13,904,962)	(5,938,367)	(20,000,269)	(10,955,335)	(36,135,302)	(20,806,887)	(69,465,170)

Net increase (decrease) in shares outstanding before automatic conversion	(1,629,031)	(5,559,140)	72,568	365,761	8,213,267	28,883,530	12,612,725	41,910,650

Shares issued/(reaquired) upon automatic conversion	(155,885)	(526,498)	(242,044)	(817,207)	—	—	—	—

Net increase (decrease)	(1,784,916)	$(6,085,638)	(169,476)	$(451,446)	8,213,267	$28,883,530	12,612,725	$41,910,650

88

SunAmerica Income Funds

NOTES TO FINANCIAL STATEMENTS — September 30, 2020 — (unaudited) (continued)

	Flexible Credit
	Class A
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	2,077,098	$6,396,848	7,500,006	$24,765,601
Reinvested dividends	562,006	1,746,501	1,437,578	4,721,251
Shares redeemed	(2,762,211)	(8,510,455)	(18,575,282)	(61,064,646)

Net increase (decrease) in shares outstanding before automatic conversion	(123,107)	(367,106)	(9,637,698)	(31,577,794)

Shares issued/(reaquired) upon automatic conversion	171,354	528,270	248,642	804,010

Net increase (decrease)	48,247	$161,164	(9,389,056)	$(30,773,784)

	Flexible Credit
	Class C				Class W
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	488,626	$1,505,499	4,361,074	$14,483,436	8,863,513	$26,524,110	43,533,148	$144,105,349
Reinvested dividends	227,401	709,998	539,719	1,779,382	607,293	1,883,542	1,595,488	5,232,529
Shares redeemed	(3,179,225)	(9,928,281)	(4,946,574)	(16,081,944)	(19,502,666)	(59,710,345)	(39,178,335)	(124,104,435)

Net increase (decrease) in shares outstanding before automatic conversion	(2,463,198)	(7,712,784)	(45,781)	180,874	(10,031,860)	(31,302,693)	5,950,301	25,233,443

Shares issued/(reaquired) upon automatic conversion	(170,249)	(528,270)	(247,238)	(804,010)	—	—	—	—

Net increase (decrease)	(2,633,447)	$(8,241,054)	(293,019)	$(623,136)	(10,031,860)	$(31,302,693)	5,950,301	$25,233,443

Note 7. Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Prior to September 4, 2020, interest is payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective September 4, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to

89

SunAmerica Income Funds

NOTES TO FINANCIAL STATEMENTS — September 30, 2020 — (unaudited) (continued)

$40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit.

Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000.

For the six months ended September 30, 2020, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
U.S. Government Securities	4	$191	$1,200,000	1.43%
Strategic Bond	4	91	575,000	1.42
Flexible Credit	58	13,757	5,973,276	1.44

At September 30, 2020, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2020, none of the Funds participated in this program.

Note 9. Investment Concentration

The Flexible Credit Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund’s concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

90

SunAmerica Income Funds

NOTES TO FINANCIAL STATEMENTS — September 30, 2020 — (unaudited) (continued)

Note 10. Unfunded Loan Commitments

At September 30, 2020, AIG Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Hi-Crush, Inc.	DIP Delayed Draw	01/14/2021	$108,671	$108,671
Intelsat Jackson Holdings S.A.	DIP	09/30/2020	19,009	19,278

Note 11. Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

91

SunAmerica Income Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM — (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Funds’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Fund’s liquidity risk, based on factors specific to the circumstances of each Fund. “Liquidity risk” means the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. During the period, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Fund’s ability to honor redemption requests timely and the Adviser’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Fund, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Funds. Furthermore, the Program Administrator reported that each Fund, except for the AIG Flexible Credit Fund, operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum (“HLIM”) requirements. The AIG Flexible Credit Fund, due to the nature of the Fund’s investment strategies and the related market, trading, and investment-specific factors such as holdings in bank loans, was required to comply with the HLIM requirements, which the Program Administrator determined to be 4% of net assets. Finally, the Program Administrator reported that each Fund had no breaches of the limit on illiquid investments, and the AIG Flexible Credit Fund had no breaches of its HLIM where the percentage of the Fund’s net assets invested in highly liquid investments is less than the Fund’s HLIM and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

92

SunAmerica Income Funds

APPROVAL OF ADVISORY AGREEMENTS — September 30, 2020 — (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the “Board” the members of which are referred to as “Trustees”) of SunAmerica Income Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Fund,” and collectively, the “Funds”), SunAmerica Asset Management, LLC (“SunAmerica”), PineBridge Investments LLC (“PineBridge”) or Newfleet Asset Management, LLC (“Newfleet,” and together with PineBridge, the “Subadvisers”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2021 at a meeting held on June 2-3, 2020 (the “Meeting”).1 The Trust currently consists of the following three separate Funds: AIG Flexible Credit Fund (“Flexible Credit Fund”), AIG Strategic Bond Fund (“Strategic Bond Fund”) and AIG U.S. Government Securities Fund (“U.S. Government Securities Fund”).

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and PineBridge with respect to the Strategic Bond Fund and the Subadvisory Agreement between SunAmerica and Newfleet with respect to the Flexible Credit Fund (the “Subadvisory Agreements” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2021.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included, as applicable: (a) a summary of the services provided or to be provided, as applicable, by SunAmerica and its affiliates to the Funds and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and the Subadvisers’ risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and the Subadvisers, who are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement. The Board further considered the significant risks assumed by SunAmerica in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Funds.

[1]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the June meeting was held telephonically in reliance on the Order.

93

SunAmerica Income Funds

APPROVAL OF ADVISORY AGREEMENTS — September 30, 2020 — (unaudited) (continued)

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2020, SunAmerica managed, advised and/or administered approximately $71.8 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica’s risk management processes. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds’ prospectuses. The Board also reviewed SunAmerica’s compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Funds.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Funds. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel who are responsible for providing subadvisory services to the Funds, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser’s code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds’ prospectuses. The Board also reviewed each Subadviser’s compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as Subadvisers to the Funds. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance. The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Broadridge and to an appropriate index or combination of indices, including the Funds’ benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in each Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended March 31, 2020. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board noted that while it found the data provided by Broadridge generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of performance comparisons may vary depending on the selection of the peer group.

94

SunAmerica Income Funds

APPROVAL OF ADVISORY AGREEMENTS — September 30, 2020 — (unaudited) (continued)

Flexible Credit Fund. The Board considered that the Fund’s performance was below the median of its Peer Group for the one- and three-year periods and above the median of its Peer Group for the five-year period. The Board also considered that the Fund’s performance was below the median of its Peer Universe for the one-, three- and five-year periods. The Board further considered that the Fund underperformed its Broadridge Index for the one- and three-year periods and outperformed its Broadridge Index for the five-year period. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance, and concluded that the Fund’s performance was being appropriately monitored.

Strategic Bond Fund. The Board considered that the Fund’s performance was above the median of its Peer Group for the one- and three-year periods and below the median of its Peer Group for the five-year period. The Board also noted that the Fund’s performance was above the median of its Peer Universe for the one-, three- and five-year periods. The Board further noted that the Fund outperformed its Broadridge Index for the one- and three-year periods and equaled its Broadridge Index for the five-year period. The Board noted management’s discussion of the Fund’s performance and concluded that the Fund’s overall performance was satisfactory.

U.S. Government Securities Fund. The Board considered that the Fund’s performance was above the median of its Peer Group for the one- and three-year periods and below the median of its Peer Group for the five-year period. The Board also considered that the Fund’s performance was above the median of its Peer Universe for the one-year period and below the median of its Peer Universe for the three- and five-year periods. The Board further considered that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance and concluded that the Fund’s overall performance was satisfactory.

Consideration of the Management Fees and Subadvisory Fee and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Independent Trustees, received and reviewed information regarding the fees paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Fund’s Peer Group and/or Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund’s total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board further considered that, unlike the funds in each Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fee category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in each Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund’s net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that the mutual funds identified as similar to the Funds are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

95

SunAmerica Income Funds

APPROVAL OF ADVISORY AGREEMENTS — September 30, 2020 — (unaudited) (continued)

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Broadridge. The report showed comparative fee information of the Funds’ Peer Groups and/or Peer Universes that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds for which they serve as adviser or subadviser, to the extent applicable. The Board then noted that the subadvisory fee paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other mutual funds and accounts for which it serves as adviser or subadviser.

Flexible Credit Fund. The Board considered that the Fund’s actual management fees were below the medians of its Peer Group and Peer Universe. The Board also considered that the Fund’s total expenses were below the medians of its Peer Group and Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Fund’s expenses. The Board also took into account previous actions to reduce Fund expenses through fee waivers.

Strategic Bond Fund. The Board considered that the Fund’s actual management fees were below the medians of its Peer Group and Peer Universe. The Board also considered that the Fund’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Fund’s expenses. The Board also took into account previous actions to reduce Fund expenses through fee waivers.

U.S. Government Securities Fund. The Board considered that the Fund’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Fund’s expenses.

Profitability. The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. The Board also considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and/or other information and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

96

SunAmerica Income Funds

APPROVAL OF ADVISORY AGREEMENTS — September 30, 2020 — (unaudited) (continued)

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fee were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the AIG fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of each class of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that the Funds’ management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Funds because it regards that information as less relevant at the subadviser level since SunAmerica, and not the Funds, is responsible for paying the subadvisory fees. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the applicable Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and the Subadvisers typically would not receive soft dollar benefits in return for allocating the Funds’ brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or the Subadvisers may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2021. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Funds and the Funds’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

97

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Trustees

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President

Sharon French, Executive Vice President

James Nichols, Vice President

Christopher C. Joe, Chief Compliance Officer

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer and Assistant Secretary

Gregory R. Kingston, Treasurer

Donna McManus, Vice President and Assistant Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Matthew J. Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

303 W 11th Street

Kansas City, MO 64105

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in a Fund’s portfolio, which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. The information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund’s prospectus, proxy material, annual report and semi-annual report (the “shareholder documents”) to shareholders with multiple accounts residing at the same “household.” This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission on Form N-PORT. The Trusts’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA INCOME FUNDS

Information regarding how the Funds voted proxies relating to securities held in the Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Funds is authorized only in connection with a currently effective prospectus, setting forth details of the Funds, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.aig.com/funds

2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

INSAN - 9/19

Item 2. Code	of Ethics.

Not applicable.

Item 3. Audit	Committee Financial Expert.

Not applicable.

Item 4. Principal	Accountant Fees and Services.

Not applicable.

Item 5. Audit	Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure	of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio	Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases	of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission	of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls	and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal contro1 over financial reporting.

Item 12. Disclosure	of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    December 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    December 8, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    December 8, 2020